UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08162

Master Investment Portfolio

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

RL&F Service Corp.

One Rodney Square 10th Floor

Tenth and King Streets, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

Item 1. Schedules of Investments.

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Security	Shares	Value
COMMON STOCKS—97.87%

AEROSPACE & DEFENSE—2.61%
Boeing Co. (The)	91,707	$9,628,318
Lockheed Martin Corp.(a)	143,386	15,555,947
Northrop Grumman Corp.(a)	293,608	22,901,424
United Technologies Corp.	33,681	2,710,647

		50,796,336
AGRICULTURE—1.74%
Altria Group Inc.	486,608	33,833,854

		33,833,854
AIRLINES—0.23%
AMR Corp.(a)(b)	57,130	1,273,428
Continental Airlines Inc. Class B(a)(b)	71,549	2,363,263
Delta Air Lines Inc.(b)	3,925	70,454
Northwest Airlines Corp.(a)(b)	14,047	250,037
US Airways Group Inc.(a)(b)	23,076	605,745

		4,562,927
APPAREL—0.20%
Coach Inc.(b)	11,816	558,542
Jones Apparel Group Inc.(a)	68,277	1,442,693
Nike Inc. Class B	3,610	211,763
Polo Ralph Lauren Corp.	22,074	1,716,253

		3,929,251
AUTO MANUFACTURERS—0.16%
Ford Motor Co.(b)	24,353	206,757
General Motors Corp.	80,489	2,953,946

		3,160,703
AUTO PARTS & EQUIPMENT—0.15%
Johnson Controls Inc.	23,487	2,774,050
Lear Corp.(b)	2,521	80,924

		2,854,974
BANKS—4.52%
Bank of America Corp.	926,443	46,572,290
Discover Financial Services LLC(b)	185,535	3,859,128
KeyCorp(a)	367,235	11,872,708
PNC Financial Services Group Inc. (The)	2,539	172,906
Regions Financial Corp.(a)	99,934	2,946,054
UnionBanCal Corp.(a)	16,026	936,079
Wachovia Corp.(a)	270,387	13,559,908
Wells Fargo & Co.(a)	200,364	7,136,966
Zions Bancorporation	15,376	1,055,870

		88,111,909

BEVERAGES—3.04%
Anheuser-Busch Companies Inc.	253,252	12,660,067
Coca-Cola Enterprises Inc.(a)	344,783	8,350,644
Molson Coors Brewing Co. Class B	63,472	6,326,254
Pepsi Bottling Group Inc.	416,705	15,488,925
PepsiAmericas Inc.(a)	103,205	3,347,970
PepsiCo Inc.	176,979	12,965,482

		59,139,342
BIOTECHNOLOGY—1.50%
Amgen Inc.(b)	412,127	23,314,024
Biogen Idec Inc.(b)	86,429	5,732,836
Invitrogen Corp.(b)	2,655	216,993

		29,263,853
CHEMICALS—1.15%
Albemarle Corp.	4,130	182,546
Ashland Inc.	53,530	3,223,041
Celanese Corp. Class A	15,540	605,749
Dow Chemical Co. (The)	361,406	15,562,142
Du Pont (E.I.) de Nemours and Co.	27,164	1,346,248
Lubrizol Corp.(a)	21,498	1,398,660

		22,318,386
COMMERCIAL SERVICES—2.06%
Accenture Ltd.(a)	447,620	18,016,705
Block (H & R) Inc.(a)	45,884	971,823
Deluxe Corp.	25,154	926,673
ITT Educational Services Inc.(b)	24,622	2,996,251
Manpower Inc.	39,683	2,553,601
Moody’s Corp.(a)	64,019	3,226,558
Robert Half International Inc.(a)	305,557	9,123,932
Western Union Co.	108,665	2,278,705

		40,094,248
COMPUTERS—3.99%
Affiliated Computer Services Inc. Class A(b)	1,307	65,664
Apple Inc.(b)	123,812	19,010,094
Cadence Design Systems Inc.(a)(b)	69,612	1,544,690
Computer Sciences Corp.(b)	61,369	3,430,527
Dell Inc.(b)	164,086	4,528,774
Electronic Data Systems Corp.	404,107	8,825,697
Hewlett-Packard Co.	585,762	29,165,090
International Business Machines Corp.	61,836	7,284,281
Lexmark International Inc. Class A(b)	5,491	228,041
Synopsys Inc.(b)	3,861	104,556
Western Digital Corp.(a)(b)	140,071	3,546,598

		77,734,012
COSMETICS & PERSONAL CARE—1.78%
Colgate-Palmolive Co.	147,404	10,512,853
Procter & Gamble Co. (The)	343,412	24,155,600

		34,668,453

DISTRIBUTION & WHOLESALE—0.58%
Genuine Parts Co.(a)	53,720	2,686,000
Grainger (W.W.) Inc.(a)	63,080	5,752,265
Ingram Micro Inc. Class A(a)(b)	145,536	2,853,961

		11,292,226
DIVERSIFIED FINANCIAL SERVICES—8.18%
AmeriCredit Corp.(a)(b)	67,223	1,181,780
Ameriprise Financial Inc.	101,812	6,425,355
Bear Stearns Companies Inc. (The)(a)	16,730	2,054,611
Capital One Financial Corp.(a)	125,955	8,367,191
CIT Group Inc.	100,048	4,021,930
Citigroup Inc.	596,952	27,859,750
Countrywide Financial Corp.(a)	83,677	1,590,700
Eaton Vance Corp.(a)	4,978	198,921
Federal Home Loan Mortgage Corp.	122,839	7,248,729
Federal National Mortgage Association	107,685	6,548,325
Federated Investors Inc. Class B(a)	7,525	298,742
Franklin Resources Inc.	13,534	1,725,585
Goldman Sachs Group Inc. (The)(a)	85,210	18,468,415
JPMorgan Chase & Co.	863,079	39,546,280
Lehman Brothers Holdings Inc.(a)	96,028	5,927,808
Merrill Lynch & Co. Inc.	168,829	12,034,131
Morgan Stanley	228,939	14,423,157
Raymond James Financial Inc.	34,284	1,126,229
Rowe (T.) Price Group Inc.	5,000	278,450
Schwab (Charles) Corp. (The)	3,918	84,629

		159,410,718
ELECTRIC—2.31%
Alliant Energy Corp.	67,097	2,571,157
American Electric Power Co. Inc.	80,040	3,688,243
Constellation Energy Group Inc.(a)	62,038	5,322,240
Duke Energy Corp.	10,146	189,629
Edison International(a)	365,444	20,263,870
FirstEnergy Corp.	121,614	7,703,031
FPL Group Inc.	928	56,497
Pepco Holdings Inc.	5,529	149,725
Progress Energy Inc.	9,575	448,589
Public Service Enterprise Group Inc.	2,341	205,985
TXU Corp.	65,593	4,491,153

		45,090,119
ELECTRONICS—0.89%
Arrow Electronics Inc.(b)	18,247	775,862
Avnet Inc.(a)(b)	159,351	6,351,731
Flextronics International Ltd.(a)(b)	578,174	6,463,985
Mettler-Toledo International Inc.(b)	1,940	197,880
Sanmina-SCI Corp.(b)	106,891	226,609
Solectron Corp.(b)	151,959	592,640
Tyco Electronics Ltd.(b)	70,580	2,500,649
Vishay Intertechnology Inc.(b)	10,499	136,802

		17,246,158

ENGINEERING & CONSTRUCTION—0.59%
Fluor Corp.(a)	66,028	9,506,711
Foster Wheeler Ltd.(b)	1,683	220,944
Jacobs Engineering Group Inc.(a)(b)	22,494	1,700,097

		11,427,752
ENVIRONMENTAL CONTROL—0.61%
Republic Services Inc.	5,040	164,858
Waste Management Inc.	311,247	11,746,462

		11,911,320
FOOD—1.54%
Campbell Soup Co.(a)	84,446	3,124,502
Corn Products International Inc.	40,519	1,858,607
Dean Foods Co.(a)	111,164	2,843,575
General Mills Inc.	25,866	1,500,487
Hormel Foods Corp.	11,960	427,929
Kellogg Co.	44,633	2,499,448
Kroger Co. (The)	439,101	12,523,161
Sara Lee Corp.	60,706	1,013,183
Smucker (J.M.) Co. (The)	4,035	215,550
SUPERVALU Inc.	27,404	1,069,030
Sysco Corp.(a)	57,220	2,036,460
Tyson Foods Inc. Class A(a)	55,303	987,159

		30,099,091
FOREST PRODUCTS & PAPER—0.07%
International Paper Co.(a)	38,535	1,382,250

		1,382,250
GAS—0.51%
Sempra Energy(a)	146,671	8,524,519
UGI Corp.	53,164	1,381,201

		9,905,720
HEALTH CARE - PRODUCTS—3.99%
Alcon Inc.(a)	132,401	19,055,152
Baxter International Inc.	440,756	24,805,748
Becton, Dickinson and Co.(a)	249,603	20,479,926
DENTSPLY International Inc.(a)	33,869	1,410,305
Johnson & Johnson	114,101	7,496,436
Kinetic Concepts Inc.(b)	7,527	423,620
Steris Corp.	19,887	543,512
Zimmer Holdings Inc.(b)	43,267	3,504,194

		77,718,893
HEALTH CARE - SERVICES—1.94%
Apria Healthcare Group Inc.(a)(b)	17,112	445,083
Health Net Inc.(a)(b)	54,772	2,960,427
Humana Inc.(a)(b)	143,704	10,042,036
UnitedHealth Group Inc.	443,233	21,465,774
WellCare Health Plans Inc.(a)(b)	27,243	2,872,229

		37,785,549

HOME BUILDERS—0.18%
NVR Inc.(a)(b)	7,506	3,529,696

		3,529,696
HOUSEHOLD PRODUCTS & WARES—0.93%
Blyth Inc.(a)	5,221	106,769
Kimberly-Clark Corp.	256,108	17,994,148

		18,100,917
INSURANCE—3.50%
ACE Ltd.	267,017	16,173,220
Ambac Financial Group Inc.(a)	14,736	927,042
American International Group Inc.	84,283	5,701,745
Axis Capital Holdings Ltd.(a)	133,724	5,203,201
Hartford Financial Services Group Inc. (The)(a)	77,003	7,126,628
MetLife Inc.(a)	263,642	18,383,757
Prudential Financial Inc.	1,736	169,399
Travelers Companies Inc. (The)	286,532	14,424,021

		68,109,013
INTERNET—2.66%
Amazon.com Inc.(b)	54,065	5,036,155
Check Point Software Technologies Ltd.(a)(b)	263,832	6,643,290
eBay Inc.(a)(b)	599,675	23,399,318
Google Inc. Class A(b)	14,820	8,406,941
Symantec Corp.(b)	317,484	6,152,840
ValueClick Inc.(a)(b)	39,519	887,597
VeriSign Inc.(b)	12,072	407,309
Yahoo! Inc.(b)	34,611	928,959

		51,862,409
IRON & STEEL—0.21%
Nucor Corp.(a)	60,915	3,622,615
United States Steel Corp.	4,115	435,943

		4,058,558
LEISURE TIME—0.56%
Carnival Corp.(a)	224,757	10,884,982
Royal Caribbean Cruises Ltd.(a)	2,697	105,264

		10,990,246
LODGING—0.96%
Choice Hotels International Inc.(a)	54,855	2,066,388
Marriott International Inc. Class A(a)	73,832	3,209,477
Starwood Hotels & Resorts Worldwide Inc.	184,072	11,182,374
Wyndham Worldwide Corp.(a)	68,283	2,236,951

		18,695,190
MACHINERY—0.25%
Caterpillar Inc.	41,373	3,244,884
Cummins Inc.	13,312	1,702,472

		4,947,356
MANUFACTURING—6.11%
Cooper Industries Ltd.	1,594	81,437
Eaton Corp.	163,658	16,208,688

General Electric Co.	1,514,223	62,688,832
Honeywell International Inc.	439,510	26,137,660
Ingersoll-Rand Co. Ltd. Class A(a)	142,922	7,784,961
Parker Hannifin Corp.	30,765	3,440,450
Teleflex Inc.	19,762	1,539,855
Tyco International Ltd.	24,404	1,082,073

		118,963,956
MEDIA—1.92%
Comcast Corp. Class A(b)	22,023	532,516
DIRECTV Group Inc. (The)(b)	946,169	22,972,983
EchoStar Communications Corp.(b)	140,726	6,587,384
McGraw-Hill Companies Inc. (The)(a)	47,885	2,437,825
Time Warner Inc.	21,783	399,936
Walt Disney Co. (The)(a)	132,071	4,541,922

		37,472,566
METAL FABRICATE & HARDWARE—0.03%
Commercial Metals Co.	16,676	527,795
Timken Co. (The)	1,491	55,391

		583,186
MINING—0.32%
Alcoa Inc.	35,304	1,381,092
Southern Copper Corp.(a)	39,303	4,866,890

		6,247,982
OFFICE & BUSINESS EQUIPMENT—0.27%
Xerox Corp.(b)	304,656	5,282,735

		5,282,735
OIL & GAS—10.93%
Chevron Corp.	134,832	12,617,579
ConocoPhillips(a)	454,391	39,881,898
Devon Energy Corp.	54,062	4,497,958
ENSCO International Inc.(a)	266,952	14,976,007
Exxon Mobil Corp.	994,451	92,046,385
GlobalSantaFe Corp.	68,475	5,205,470
Marathon Oil Corp.	97,974	5,586,477
Noble Corp.(a)	109,606	5,376,174
Occidental Petroleum Corp.	383,851	24,597,172
Patterson-UTI Energy Inc.(a)	216,794	4,893,041
Tesoro Corp.(a)	18,045	830,431
Unit Corp.(a)(b)	21,378	1,034,695
Valero Energy Corp.	20,856	1,401,106

		212,944,393
OIL & GAS SERVICES—0.21%
Global Industries Ltd.(a)(b)	48,640	1,252,966
Halliburton Co.	53,705	2,062,272
National Oilwell Varco Inc.(b)	2,137	308,797
Tidewater Inc.(a)	7,348	461,748

		4,085,783

PACKAGING & CONTAINERS—0.14%
Pactiv Corp.(b)	53,669	1,538,154
Sonoco Products Co.	37,646	1,136,156

		2,674,310
PHARMACEUTICALS—5.01%
Endo Pharmaceuticals Holdings Inc.(b)	29,266	907,539
Express Scripts Inc.(b)	1,271	70,947
Forest Laboratories Inc.(a)(b)	403,815	15,058,261
Gilead Sciences Inc.(b)	117,485	4,801,612
King Pharmaceuticals Inc.(a)(b)	213,481	2,501,997
Lilly (Eli) and Co.(a)	203,211	11,568,802
Medco Health Solutions Inc.(b)	39,727	3,590,924
Pfizer Inc.	1,762,050	43,046,882
Wyeth	361,395	16,100,147

		97,647,111
REAL ESTATE—0.02%
Jones Lang LaSalle Inc.(a)	3,376	346,918

		346,918
REAL ESTATE INVESTMENT TRUSTS—0.97%
Apartment Investment and Management Co. Class A	13,090	590,752
Hospitality Properties Trust(a)	9,494	385,931
Host Hotels & Resorts Inc.(a)	581,614	13,051,418
HRPT Properties Trust(a)	10,622	105,052
Liberty Property Trust	3,704	148,938
ProLogis(a)	69,224	4,593,012

		18,875,103
RETAIL—3.70%
AutoNation Inc.(a)(b)	456,229	8,084,378
Big Lots Inc.(a)(b)	61,090	1,822,926
BJ’s Wholesale Club Inc.(b)	45,324	1,502,944
Brinker International Inc.(a)	25,409	697,223
CBRL Group Inc.(a)	4,625	188,700
Costco Wholesale Corp.	67,915	4,167,944
Darden Restaurants Inc.	181,330	7,590,474
Dollar Tree Stores Inc.(b)	34,198	1,386,387
Family Dollar Stores Inc.(a)	110,427	2,932,941
Lowe’s Companies Inc.	76,011	2,129,828
McDonald’s Corp.	54,941	2,992,636
Office Depot Inc.(a)(b)	374,403	7,720,190
OfficeMax Inc.	1,311	44,928
Penney (J.C.) Co. Inc.	2,730	173,000
Penske Automotive Group Inc.(a)	42,785	865,968
RadioShack Corp.(a)	103,330	2,134,798
Staples Inc.	165,919	3,565,599
TJX Companies Inc.	10,156	295,235
Wal-Mart Stores Inc.(a)	544,142	23,751,798

		72,047,897
SAVINGS & LOANS—0.39%
Sovereign Bancorp Inc.	12,761	217,447
Washington Mutual Inc.(a)	211,499	7,468,030

		7,685,477

SEMICONDUCTORS—3.07%
Applied Materials Inc.(a)	1,015,196	21,014,557
Atmel Corp.(b)	19,348	99,836
Integrated Device Technology Inc.(b)	16,651	257,757
Intel Corp.	567,258	14,669,292
Lam Research Corp.(a)(b)	31,493	1,677,317
MEMC Electronic Materials Inc.(b)	55,076	3,241,773
Novellus Systems Inc.(a)(b)	30,453	830,149
NVIDIA Corp.(b)	239,978	8,696,803
Texas Instruments Inc.(a)	253,946	9,291,884

		59,779,368
SOFTWARE—3.38%
Autodesk Inc.(b)	95,515	4,772,885
Microsoft Corp.	1,846,184	54,388,581
MoneyGram International Inc.(a)	32,648	737,518
Oracle Corp.(b)	273,286	5,916,642

		65,815,626
TELECOMMUNICATIONS—6.37%
ADC Telecommunications Inc.(b)	17,267	338,606
ADTRAN Inc.	2,655	61,145
Alltel Corp.	49,240	3,431,043
AT&T Inc.	415,234	17,568,551
Avaya Inc.(b)	145,761	2,472,107
Cisco Systems Inc.(b)	1,231,147	40,763,277
CommScope Inc.(a)(b)	30,168	1,515,640
Embarq Corp.(a)	37,718	2,097,121
Harris Corp.	5,704	329,634
Juniper Networks Inc.(b)	84,768	3,103,356
QUALCOMM Inc.	20,296	857,709
Qwest Communications International Inc.(a)(b)	126,375	1,157,595
RF Micro Devices Inc.(a)(b)	80,075	538,905
Sprint Nextel Corp.(a)	646,374	12,281,106
Telephone and Data Systems Inc. Special	954	59,148
Verizon Communications Inc.	847,960	37,547,669

		124,122,612
TOYS, GAMES & HOBBIES—0.55%
Hasbro Inc.(a)	131,489	3,665,913
Mattel Inc.	297,061	6,969,051

		10,634,964
TRANSPORTATION—0.89%
C.H. Robinson Worldwide Inc.(a)	17,052	925,753
FedEx Corp.	16,222	1,699,255
Landstar System Inc.(a)	18,631	781,943
Norfolk Southern Corp.	63,730	3,308,224
Ryder System Inc.(a)	64,653	3,167,997
Union Pacific Corp.(a)	38,441	4,346,139
United Parcel Service Inc. Class B	5,620	422,062
YRC Worldwide Inc.(a)(b)	96,434	2,634,577

		17,285,950

TOTAL COMMON STOCKS
(Cost: $1,726,752,008)		1,906,527,366

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—13.32%

MONEY MARKET FUNDS—13.22%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(c)(d)	40,803,394	40,803,394
BGI Cash Premier Fund LLC
5.37%(c)(d)(e)	216,814,004	216,814,004

		257,617,398
U.S. TREASURY OBLIGATIONS—0.10%
U.S. Treasury Bill
3.78%, 12/27/07(f)(g)	$1,900,000	1,882,887

		1,882,887

TOTAL SHORT-TERM INVESTMENTS
(Cost: $259,500,042)		259,500,285

TOTAL INVESTMENTS IN SECURITIES — 111.19%
(Cost: $1,986,252,050)		2,166,027,651
Other Assets, Less Liabilities — (11.19)%		(218,028,180)

NET ASSETS — 100.00%		$1,947,999,471

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of September 30, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (December 2007)	645	$49,603.725	$773,469

			$773,469

See accompanying notes to schedules of investments.

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES—20.56%

AEROSPACE & DEFENSE—0.26%
Boeing Co. (The)
6.13%, 02/15/33	$100,000	$99,799
Lockheed Martin Corp.
6.15%, 09/01/36	100,000	101,077
United Technologies Corp.
6.10%, 05/15/12	100,000	104,186

		305,062
AGRICULTURE—0.09%
Altria Group Inc.
7.00%, 11/04/13	100,000	108,673

		108,673
AUTO MANUFACTURERS—0.31%
DaimlerChrysler North America Holding Corp.
7.20%, 09/01/09	350,000	362,547

		362,547
BANKS—2.86%
Abbey National PLC
7.95%, 10/26/29	100,000	121,322
Bank of America Corp.
5.49%, 03/15/19	200,000	191,806
Capital One Financial Corp.
6.75%, 09/15/17	100,000	102,394
HSBC Holdings PLC
5.25%, 12/12/12	300,000	294,906
KfW Bankengruppe
0.00%, 04/18/36	250,000	53,314
Landwirtschaftliche Rentenbank
3.88%, 03/15/10	500,000	493,432
NationsBank Corp.
7.75%, 08/15/15	250,000	278,556
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	241,528
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	214,959
Swiss Bank Corp.
7.00%, 10/15/15	150,000	165,345
US Bank N.A.
6.38%, 08/01/11	250,000	260,374
Wachovia Corp.
5.50%, 08/01/35	150,000	136,515
Wells Fargo & Co.
4.20%, 01/15/10	500,000	491,628
Wells Fargo Bank N.A.
7.55%, 06/21/10	250,000	265,234

		3,311,313

BEVERAGES—0.19%
Bottling Group LLC
4.63%, 11/15/12	100,000	97,894
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	100,000	123,461

		221,355
BUILDING MATERIALS—0.17%
Masco Corp.
5.88%, 07/15/12	200,000	199,248

		199,248
CHEMICALS—0.18%
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	102,506
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	100,000	103,653

		206,159
COMPUTERS—0.21%
International Business Machines Corp.
4.75%, 11/29/12	250,000	245,965

		245,965
COSMETICS & PERSONAL CARE—0.31%
Procter & Gamble Co. (The)
6.88%, 09/15/09	350,000	363,826

		363,826
DIVERSIFIED FINANCIAL SERVICES—3.87%
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	200,000	195,806
CIT Group Funding Co. of Canada
4.65%, 07/01/10	250,000	240,207
Citigroup Inc.
5.00%, 09/15/14	177,000	170,613
6.63%, 06/15/32	100,000	104,417
Credit Suisse First Boston USA Inc.
4.70%, 06/01/09	250,000	249,362
6.50%, 01/15/12	100,000	104,508
Credit Suisse USA Inc.
6.13%, 11/15/11	250,000	257,475
General Electric Capital Corp.
6.75%, 03/15/32	250,000	275,243
Goldman Sachs Group Inc. (The)
6.13%, 02/15/33	200,000	195,978
6.88%, 01/15/11	400,000	418,646
Household Finance Corp.
6.50%, 11/15/08	375,000	380,114
8.00%, 07/15/10	250,000	268,297
International Lease Finance Corp.
5.45%, 03/24/11	250,000	249,855

John Deere Capital Corp.
7.00%, 03/15/12	150,000	160,366
JP Morgan Chase Capital XVIII
6.95%, 08/17/36	100,000	98,302
JPMorgan Chase & Co.
5.13%, 09/15/14	250,000	243,842
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	150,000	139,530
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	100,000	94,121
Morgan Stanley
4.75%, 04/01/14	450,000	422,694
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	213,394

		4,482,770
ELECTRIC—1.60%
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	98,268
Arizona Public Service Co.
6.50%, 03/01/12	100,000	103,599
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	101,211
Consumers Energy Co.
5.00%, 02/15/12	150,000	147,872
Indiana Michigan Power Co.
6.05%, 03/15/37	100,000	95,535
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	100,000	97,078
Northern States Power Co.
8.00%, 08/28/12	100,000	111,221
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	152,711
Ontario Hydro Canada
7.45%, 03/31/13	150,000	168,705
Pacific Gas & Electric Co.
6.05%, 03/01/34	100,000	98,209
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	104,143
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	98,962
Southern California Edison Co.
5.00%, 01/15/16	200,000	191,108
Toledo Edison Co.
6.15%, 05/15/37	100,000	93,336
Virginia Electric and Power Co.
4.75%, 03/01/13	200,000	192,338

		1,854,296
ENVIRONMENTAL CONTROL—0.09%
Waste Management Inc.
7.00%, 07/15/28	100,000	103,211

		103,211

FOOD—1.00%
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	177,011
Kellogg Co.
6.60%, 04/01/11	250,000	260,952
Kraft Foods Inc.
5.63%, 11/01/11	150,000	150,941
Safeway Inc.
7.50%, 09/15/09	285,000	297,207
Unilever Capital Corp.
7.13%, 11/01/10	250,000	265,568

		1,151,679
FOREST PRODUCTS & PAPER—0.09%
MeadWestvaco Corp.
6.85%, 04/01/12	100,000	104,041

		104,041
HEALTH CARE - SERVICES—0.29%
UnitedHealth Group Inc.
3.75%, 02/10/09(a)	100,000	98,356
WellPoint Inc.
5.25%, 01/15/16	250,000	238,976

		337,332
INSURANCE—0.91%
Allstate Corp. (The)
7.20%, 12/01/09	250,000	261,531
American International Group Inc.
6.25%, 03/15/37	100,000	94,146
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14	100,000	97,877
Hartford Financial Services Group Inc.
6.10%, 10/01/41	100,000	95,863
ING Capital Funding Trust III
8.44%, 06/30/49	100,000	108,179
MetLife Inc.
5.38%, 12/15/12	200,000	201,751
5.70%, 06/15/35	100,000	92,403
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	99,378

		1,051,128
MACHINERY—0.22%
Caterpillar Inc.
5.70%, 08/15/16	250,000	249,465

		249,465
MANUFACTURING—0.26%
General Electric Co.
5.00%, 02/01/13	100,000	99,127
Tyco International Group SA
6.38%, 10/15/11	200,000	204,654

		303,781

MEDIA—1.23%
AOL Time Warner Inc.
6.88%, 05/01/12	350,000	367,247
Clear Channel Communications Inc.
4.25%, 05/15/09	150,000	142,978
Comcast Corp.
6.45%, 03/15/37	100,000	98,723
Cox Communications Inc.
5.50%, 10/01/15	100,000	96,492
News America Inc.
6.20%, 12/15/34	100,000	94,150
TCI Communications Inc.
8.75%, 08/01/15	200,000	231,850
Time Warner Cable Inc.
6.55%, 05/01/37	100,000	98,098
Viacom Inc.
5.63%, 08/15/12	200,000	199,104
6.88%, 04/30/36	100,000	99,583

		1,428,225
MINING—0.42%
Alcan Inc.
4.88%, 09/15/12	150,000	147,700
Alcoa Inc.
5.90%, 02/01/27	150,000	140,629
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	100,000	97,461
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	103,027

		488,817
MULTI-NATIONAL—0.77%
European Investment Bank
4.88%, 02/16/16	250,000	246,376
International Bank for Reconstruction & Development
4.13%, 08/12/09	650,000	647,895

		894,271
OIL & GAS—1.25%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	109,945
Anadarko Petroleum Corp.
6.45%, 09/15/36	100,000	98,450
Apache Corp.
6.00%, 01/15/37	100,000	96,259
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	112,904
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	244,044
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	264,274
Enterprise Products Operating LP
5.60%, 10/15/14	200,000	195,908
Marathon Oil Corp.
6.13%, 03/15/12	150,000	153,829
Pemex Project Funding Master Trust
7.38%, 12/15/14	150,000	164,939

		1,440,552

PHARMACEUTICALS—0.40%
Lilly (Eli) and Co.
5.50%, 03/15/27	50,000	47,117
Merck & Co. Inc.
5.95%, 12/01/28	100,000	98,923
Pharmacia Corp.
6.50%, 12/01/18	150,000	161,595
Wyeth
5.50%, 03/15/13	150,000	149,694

		457,329
PIPELINES—0.18%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	100,000	95,708
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	100,000	107,891

		203,599
REAL ESTATE INVESTMENT TRUSTS—0.43%
Boston Properties LP
6.25%, 01/15/13	200,000	203,115
Health Care Property Investors Inc.
6.00%, 01/30/17	100,000	95,501
Simon Property Group LP
5.63%, 08/15/14	200,000	198,270

		496,886
RETAIL—0.29%
Home Depot Inc.
5.88%, 12/16/36	100,000	85,416
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	117,307
Penney (J.C.) Corp. Inc.
6.38%, 10/15/36	50,000	46,784
Wal-Mart Stores Inc.
5.25%, 09/01/35	100,000	87,698

		337,205
SAVINGS & LOANS—0.21%
Washington Mutual Bank
5.65%, 08/15/14	250,000	240,656

		240,656
TELECOMMUNICATIONS—2.05%
AT&T Wireless Services Inc.
7.88%, 03/01/11	250,000	270,503
BellSouth Corp.
6.88%, 10/15/31	150,000	157,014
British Telecom PLC
8.63%, 12/15/10	250,000	275,237
Deutsche Telekom International Finance AG
8.25%, 06/15/30	100,000	122,416

Embarq Corp.
7.08%, 06/01/16	100,000	103,669
France Telecom SA
7.75%, 03/01/11	150,000	161,238
Motorola Inc.
7.63%, 11/15/10	16,000	16,989
SBC Communications Inc.
5.10%, 09/15/14	300,000	290,297
Sprint Capital Corp.
6.88%, 11/15/28	100,000	96,510
8.38%, 03/15/12	150,000	165,155
Telecom Italia Capital SA
5.25%, 11/15/13	150,000	145,575
Telefonica Europe BV
8.25%, 09/15/30	50,000	59,761
Verizon Global Funding Corp.
4.38%, 06/01/13	250,000	236,472
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	151,539
Vodafone Group PLC
7.88%, 02/15/30	100,000	114,682

		2,367,057
TRANSPORTATION—0.42%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	264,208
Norfolk Southern Corp.
7.70%, 05/15/17	150,000	167,514
Union Pacific Corp.
6.15%, 05/01/37	50,000	48,218

		479,940

TOTAL CORPORATE BONDS & NOTES
(Cost: $23,873,847)		23,796,388

Security	Principal	Value
ASSET-BACKED SECURITIES—0.89%
Connecticut RRB Special Purpose Trust CL&P Series 2001-1 Class A5
6.21%, 12/30/11	1,000,000	1,033,950

TOTAL ASSET-BACKED SECURITIES
(Cost: $1,033,242)		1,033,950

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—5.71%

MORTGAGE-BACKED SECURITIES—5.71%
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	669,513	691,162
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A2
5.42%, 05/15/36	1,000,000	996,763
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
5.44%, 01/10/17	1,000,000	988,198

JP Morgan Chase Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	739,841	772,074
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C3 Class A5
4.88%, 01/15/42	500,000	482,030
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A2
5.02%, 08/12/37	210,000	209,713
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.37%, 03/15/36	500,000	471,302
LB-UBS Commercial Mortgage Trust Series 2005-C5 Class A2
4.89%, 09/15/40	1,000,000	997,042
Morgan Stanley Capital I Series 2006-HQ8 Class A4
5.56%, 03/12/44	1,000,000	999,020

		6,607,304

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $6,802,596)		6,607,304

Security	Principal	Value
MUNICIPAL DEBT OBLIGATIONS—0.32%

ILLINOIS—0.16%
Illinois State
5.10%, 06/01/33	200,000	187,446

		187,446
NEW JERSEY—0.16%
New Jersey State Turnpike Authority
4.25%, 01/01/16	190,000	178,927

		178,927

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $371,923)		366,373

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES(b)—1.58%
British Columbia (Province of)
6.50%, 01/15/26	100,000	111,330
Finland (Republic of)
6.95%, 02/15/26	100,000	116,520
Hydro-Quebec
6.30%, 05/11/11	150,000	157,425
Israel (State of)
4.63%, 06/15/13	100,000	96,238
Italy (Republic of)
6.88%, 09/27/23	200,000	223,583
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	155,783
Ontario (Province of)
5.00%, 10/18/11	500,000	505,508
Quebec (Province of)
6.13%, 01/22/11	150,000	156,470
United Mexican States
8.13%, 12/30/19	250,000	303,375

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,776,500)		1,826,232

Security	Principal	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—69.21%

MORTGAGE-BACKED SECURITIES—38.15%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	695,293	656,578
4.50%, 04/01/18	1,038,011	1,001,783
4.50%, 11/01/18	802,380	774,376
4.50%, 01/01/19	142,311	137,345
4.50%, 02/01/19	833,667	804,571
5.00%, 10/01/18	1,228,303	1,207,695
5.00%, 02/01/34	677,604	648,608
5.00%, 08/01/35	885,557	846,121
5.50%, 04/01/33	1,739,191	1,707,879
5.50%, 10/01/35	3,956,012	3,878,436
5.50%, 03/01/37	978,769	958,524
6.00%, 08/01/34	3,713,138	3,725,583
6.00%, 04/01/36	953,312	955,214
6.50%, 06/01/31	255,941	262,281
8.00%, 12/01/24	735,317	776,655
Federal National Mortgage Association
4.04%, 10/01/36	3,569,169	3,579,894
5.00%, 01/01/19	3,141,409	3,087,936
5.00%, 11/01/33	5,665,151	5,423,064
5.50%, 07/01/33	3,993,572	3,922,852
5.50%, 12/01/33	820,959	806,415
5.50%, 03/01/34	77,740	76,302
5.50%, 10/01/35	1,578,137	1,547,637
5.87%, 11/01/36(c)	834,545	843,355
6.00%, 07/01/37	1,847,727	1,850,491
6.00%, 10/01/37(d)	1,000,000	1,000,937
7.00%, 02/01/32	179,553	186,823
Government National Mortgage Association
5.50%, 12/15/32	747,980	738,718
6.00%, 03/15/35	743,742	748,987
6.50%, 09/15/36	930,312	951,140
7.50%, 12/15/23	986,419	1,035,295

		44,141,495
U.S. GOVERNMENT AGENCY OBLIGATIONS—10.71%
Federal Home Loan Bank
3.75%, 08/18/09(a)	1,000,000	988,650
5.00%, 09/18/09(a)	2,500,000	2,529,142
Federal Home Loan Mortgage Corp.
4.88%, 08/16/10	750,000	758,927
5.00%, 06/11/09(a)	2,000,000	2,018,388
6.25%, 07/15/32	320,000	363,568
Federal National Mortgage Association
3.38%, 12/15/08	750,000	740,224
4.38%, 09/15/12(a)	500,000	494,881
4.63%, 10/15/13(a)	2,000,000	1,987,608
5.38%, 11/15/11(a)	500,000	515,359

6.25%, 02/01/11(a)	500,000	525,129
7.25%, 01/15/10	500,000	530,504
Financing Corp.
8.60%, 09/26/19	200,000	261,570
Tennessee Valley Authority
6.25%, 12/15/17	400,000	436,894
7.13%, 05/01/30	200,000	247,472

		12,398,316
U.S. GOVERNMENT SECURITIES—20.35%
U.S. Treasury Bonds
4.50%, 02/15/36(a)	400,000	379,219
4.75%, 02/15/37(a)	600,000	591,703
5.00%, 05/15/37(a)	550,000	564,180
6.13%, 11/15/27(a)	600,000	694,265
6.25%, 08/15/23(a)	1,200,000	1,378,594
7.25%, 05/15/16(a)	1,000,000	1,190,391
7.63%, 02/15/25(a)	350,000	461,043
8.00%, 11/15/21(a)	400,000	527,562
8.13%, 05/15/21	500,000	662,500
8.75%, 05/15/17(a)	500,000	658,516
8.75%, 05/15/20	500,000	685,977
12.50%, 08/15/14	400,000	460,531
U.S. Treasury Notes
3.13%, 04/15/09(a)	1,500,000	1,481,601
3.63%, 07/15/09(a)	1,300,000	1,292,586
4.00%, 02/15/15(a)	400,000	389,156
4.25%, 11/15/14(a)	1,700,000	1,683,665
4.25%, 08/15/15(a)	1,150,000	1,133,289
4.38%, 08/15/12(a)	500,000	504,688
4.50%, 02/15/09(a)	1,000,000	1,006,797
4.50%, 11/15/10(a)	500,000	506,836
4.50%, 02/28/11	250,000	253,496
4.50%, 05/15/17(a)	750,000	745,781
4.63%, 11/30/08	500,000	503,828
4.63%, 10/31/11(a)	750,000	763,359
4.63%, 11/15/16(a)	250,000	251,231
4.75%, 02/15/10(a)	500,000	508,516
4.88%, 01/31/09(a)	1,000,000	1,011,484
4.88%, 06/30/12(a)	650,000	668,180
4.88%, 08/15/16(a)	1,000,000	1,023,438
5.13%, 05/15/16(a)	250,000	260,488
5.75%, 08/15/10	600,000	627,797
6.00%, 08/15/09(a)	300,000	310,945
6.50%, 02/15/10	350,000	369,660

		23,551,302

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $80,010,780)		80,091,113

Security	Shares	Value
SHORT-TERM INVESTMENTS—25.21%

MONEY MARKET FUNDS—25.21%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(e)(f)	2,176,589	2,176,589

BGI Cash Premier Fund LLC
5.37%(e)(f)(g)	26,992,955	26,992,955

		29,169,544

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,169,544)		29,169,544

TOTAL INVESTMENTS IN SECURITIES — 123.48%
(Cost: $143,038,432)		142,890,904
Other Assets, Less Liabilities — (23.48)%		(27,169,453)

NET ASSETS — 100.00%		$115,721,451

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Investments are denominated in U.S. dollars.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	To-be-announced (TBA). See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES—31.60%

AEROSPACE & DEFENSE—0.05%
Alliant Techsystems Inc.
6.75%, 04/01/16	$500,000	$495,000
TransDigm Inc.
7.75%, 07/15/14	250,000	252,500

		747,500
AGRICULTURE—0.43%
Alliance One International Inc.
8.50%, 05/15/12(a)	250,000	245,000
Reynolds American Inc.
6.39%, 06/15/11(b)	5,060,000	4,997,711
7.25%, 06/15/37	750,000	784,031

		6,026,742
APPAREL—0.04%
Levi Strauss & Co.
9.75%, 01/15/15	500,000	525,000

		525,000
AUTO MANUFACTURERS—1.20%
DaimlerChrysler North America Holding Corp.
4.75%, 01/15/08	9,500,000	9,473,523
6.05%, 03/13/09	5,000,000	4,967,175
8.50%, 01/18/31	1,950,000	2,417,175

		16,857,873
AUTO PARTS & EQUIPMENT—0.11%
ArvinMeritor Inc.
8.75%, 03/01/12(c)	250,000	255,000
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	1,250,000	1,268,750

		1,523,750
BANKS—2.00%
Bank of America Corp.
5.49%, 03/15/19	3,500,000	3,356,608
Bank of America N.A.
6.00%, 10/15/36	2,150,000	2,109,386
HSBC Bank USA
5.88%, 11/01/34	3,000,000	2,831,466
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,949,063
JP Morgan Chase Bank N.A.
6.00%, 10/01/17	4,900,000	4,960,270
Marshall & Ilsley Corp.
5.63%, 08/17/09	4,890,000	4,913,721

SunTrust Banks Inc.
6.10%, 12/01/66	2,000,000	1,814,306
Wachovia Bank N.A.
5.85%, 02/01/37	2,550,000	2,436,426
Wachovia Corp.
5.30%, 10/15/11	2,750,000	2,762,763

		28,134,009
BIOTECHNOLOGY—0.10%
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,414,281

		1,414,281
BUILDING MATERIALS—0.18%
CRH America Inc.
6.00%, 09/30/16	800,000	777,309
Masco Corp.
6.13%, 10/03/16	1,600,000	1,561,722
Nortek Inc.
8.50%, 09/01/14	250,000	216,875

		2,555,906
CHEMICALS—0.29%
Lubrizol Corp.
4.63%, 10/01/09	2,592,000	2,570,826
Lyondell Chemical Co.
6.88%, 06/15/17	750,000	813,750
8.25%, 09/15/16	250,000	281,875
Mosaic Co. (The)
7.63%, 12/01/16(a)	250,000	266,562
Nova Chemicals Corp.
6.50%, 01/15/12	250,000	236,250

		4,169,263
COMMERCIAL SERVICES—0.14%
Avis Budget Car Rental LLC
7.63%, 05/15/14	250,000	245,625
Convergys Corp.
4.88%, 12/15/09	1,200,000	1,195,027
Service Corp. International
6.75%, 04/01/15	250,000	248,125
Williams Scotsman Inc.
8.50%, 10/01/15	250,000	275,000

		1,963,777
COMPUTERS—0.07%
Sungard Data Systems Inc.
9.13%, 08/15/13	250,000	260,000
10.25%, 08/15/15	250,000	261,250
Unisys Corp.(a)
8.00%, 10/15/12	500,000	473,750

		995,000

DIVERSIFIED FINANCIAL SERVICES—6.53%
Ameriprise Financial Inc.
7.52%, 06/01/66	500,000	512,337
Capital One Financial Corp.
6.00%, 09/10/09	2,940,000	2,921,096
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,440,538
CIT Group Funding Co. of Canada
4.65%, 07/01/10	2,150,000	2,065,782
5.60%, 11/02/11	950,000	923,269
CIT Group Inc.
5.40%, 02/13/12	1,750,000	1,688,237
5.60%, 04/27/11	1,800,000	1,753,439
5.80%, 07/28/11	800,000	783,293
6.10%, 03/15/67	1,250,000	1,031,535
Citigroup Inc.
4.13%, 02/22/10	2,000,000	1,964,338
5.50%, 02/15/17	6,250,000	6,138,225
5.88%, 05/29/37	3,600,000	3,470,134
E*Trade Financial Corp.
8.00%, 06/15/11	250,000	248,750
Ford Motor Credit Co.
7.38%, 10/28/09	3,000,000	2,941,671
General Electric Capital Corp.
6.75%, 03/15/32	3,000,000	3,302,919
General Motors Acceptance Corp.
6.13%, 01/22/08(c)	250,000	249,488
6.88%, 09/15/11	1,250,000	1,189,580
7.25%, 03/02/11	500,000	484,707
Genworth Global Funding Trusts
5.75%, 05/15/13	2,000,000	2,020,502
Goldman Sachs Group Inc. (The)
6.75%, 10/01/37	5,550,000	5,585,631
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,978,338
JP Morgan Chase Capital XXV
6.80%, 10/01/37	5,000,000	5,007,615
JPMorgan Chase & Co.
5.60%, 06/01/11	8,300,000	8,405,236
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	1,000,000	930,198
5.00%, 01/14/11	3,000,000	2,946,705
5.25%, 02/06/12	2,750,000	2,693,069
6.00%, 07/19/12	875,000	888,563
6.20%, 09/26/14	2,500,000	2,509,902
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	1,500,000	1,537,978
6.11%, 01/29/37	750,000	705,905
6.40%, 08/28/17	2,750,000	2,837,425
Morgan Stanley
5.75%, 08/31/12	1,300,000	1,302,200
6.25%, 08/28/17	1,500,000	1,531,798
Petroplus Finance Ltd.
6.75%, 05/01/14(a)	250,000	240,000
SLM Corp.
4.00%, 01/15/09	3,350,000	3,228,777
5.56%, 01/26/09	4,450,000	4,329,886

Vanguard Health Holding Co. II LLC(a)
9.00%, 10/01/14	250,000	242,500
Williams Companies Inc. (The)
6.75%, 04/15/09(a)	5,000,000	5,025,000

		92,056,566
ELECTRIC—1.96%
CMS Energy Corp.
7.75%, 08/01/10	500,000	523,033
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	926,171
5.88%, 02/01/33	3,500,000	3,275,730
DPL Inc.
8.00%, 03/31/09	3,750,000	3,899,209
Edison Mission Energy
7.63%, 05/15/27(a)	750,000	723,750
Mirant Americas Generation LLC
8.30%, 05/01/11	500,000	505,000
9.13%, 05/01/31	250,000	248,750
Northern States Power
5.25%, 07/15/35	2,500,000	2,220,665
PSEG Energy Holdings LLC
10.00%, 10/01/09	4,000,000	4,288,024
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,425,893
Reliant Energy Inc.
6.75%, 12/15/14	250,000	252,500
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,242,201
TXU Electric Delivery Co.
6.07%, 09/16/08(a)	1,325,000	1,311,525
TXU Energy Co.
6.13%, 03/15/08	5,750,000	5,787,047

		27,629,498
ELECTRICAL COMPONENTS & EQUIPMENT—0.02%
Belden CDT Inc.
7.00%, 03/15/17(a)	250,000	247,500

		247,500
ELECTRONICS—0.02%
NXP BV / NXP Funding LLC
9.50%, 10/15/15	250,000	233,125

		233,125
ENTERTAINMENT—0.14%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.
10.25%, 06/15/15(a)	750,000	703,125
Gaylord Entertainment Co.
8.00%, 11/15/13	250,000	253,437
Tropicana Entertainment LLC
9.63%, 12/15/14(a)	1,250,000	968,750

		1,925,312

ENVIRONMENTAL CONTROL—0.40%
Aleris International Inc.
9.00%, 12/15/14	500,000	462,500
10.00%, 12/15/16	500,000	442,500
Allied Waste North America Inc.
7.25%, 03/15/15	500,000	510,000
Waste Management Inc.
6.50%, 11/15/08	2,722,000	2,757,299
7.13%, 10/01/07	1,543,000	1,543,000

		5,715,299
FOOD—0.23%
Ahold Finance USA Inc.
8.25%, 07/15/10	500,000	540,543
Dean Foods Co.
7.00%, 06/01/16	500,000	475,000
Kraft Foods Inc.
6.00%, 02/11/13	500,000	514,720
Kroger Co. (The)
6.40%, 08/15/17	500,000	509,838
8.05%, 02/01/10	930,000	989,173
SUPERVALU Inc.
7.88%, 08/01/09	250,000	258,056

		3,287,330
FOREST PRODUCTS & PAPER—0.17%
Bowater Canada Finance
7.95%, 11/15/11	250,000	205,625
Domtar Inc.
7.88%, 10/15/11	250,000	256,875
Georgia-Pacific Corp.
7.13%, 01/15/17(a)	500,000	483,750
7.70%, 06/15/15(c)	250,000	248,750
Weyerhaeuser Co.
7.38%, 03/15/32	1,250,000	1,254,209

		2,449,209
HEALTH CARE - SERVICES—0.76%
Community Health Systems Inc.
8.88%, 07/15/15(a)	1,000,000	1,027,500
HCA Inc.
6.50%, 02/15/16	1,250,000	1,062,500
9.25%, 11/15/16(a)	750,000	796,875
Res-Care Inc.
7.75%, 10/15/13	250,000	247,500
UnitedHealth Group Inc.
5.42%, 06/21/10(a)	5,320,000	5,322,357
5.80%, 03/15/36	2,400,000	2,230,106

		10,686,838
HOLDING COMPANIES - DIVERSIFIED—0.16%
Capmark Financial Group Inc.
5.88%, 05/10/12(a)	2,500,000	2,276,810

		2,276,810

HOUSEHOLD PRODUCTS & WARES—0.02%
Jarden Corp.
7.50%, 05/01/17	250,000	241,875

		241,875
INSURANCE—1.44%
Allstate Financial Global Funding
2.50%, 06/20/08(a)	4,970,000	4,879,054
Genworth Financial Inc.
6.15%, 11/15/66	2,500,000	2,337,723
Hancock (John) Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,031,856
Lincoln National Corp.
6.05%, 04/20/67	1,100,000	1,059,181
Markel Corp.
7.35%, 08/15/34	1,000,000	1,028,708
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,539,389
6.40%, 12/15/36	1,000,000	950,851
Travelers Companies Inc. (The)
6.25%, 03/15/37	500,000	483,428
6.25%, 06/15/37	1,000,000	964,593

		20,274,783
IRON & STEEL—0.73%
Ispat Inland ULC
9.75%, 04/01/14	8,538,000	9,301,664
Steel Dynamics Inc.
6.75%, 04/01/15(a)	1,000,000	965,000

		10,266,664
LODGING—0.95%
Caesars Entertainment Inc.
8.88%, 09/15/08	6,275,000	6,408,344
Choice Hotels International Inc.
7.13%, 05/01/08	1,000,000	1,008,278
Harrah’s Operating Co. Inc.
5.63%, 06/01/15	250,000	198,750
MGM MIRAGE
6.00%, 10/01/09	3,275,000	3,250,438
8.50%, 09/15/10	750,000	783,750
Starwood Hotels & Resorts Worldwide Inc.
7.88%, 05/01/12	1,600,000	1,707,440

		13,357,000
MACHINERY—0.14%
Case New Holland Inc.
6.00%, 06/01/09	2,000,000	1,985,000

		1,985,000
MEDIA—2.49%
AMFM Inc.
8.00%, 11/01/08	2,500,000	2,540,560
Belo Corp.
8.00%, 11/01/08	2,855,000	2,925,110

CCH I Holdings LLC
9.92%, 04/01/14(c)	1,250,000	1,075,000
Charter Communications Holdings LLC
10.25%, 09/15/10	750,000	766,875
Clear Channel Communications Inc.
4.25%, 05/15/09	3,000,000	2,859,558
CMP Susquehanna Corp.
9.88%, 05/15/14	250,000	232,500
Comcast Corp.
6.45%, 03/15/37	2,000,000	1,974,462
6.95%, 08/15/37	2,250,000	2,361,623
CSC Holdings Inc.
7.63%, 04/01/11	500,000	501,250
Echostar DBS Corp.
5.75%, 10/01/08	6,100,000	6,100,000
6.38%, 10/01/11	500,000	502,500
Liberty Media Corp.
7.75%, 07/15/09	2,750,000	2,805,946
7.88%, 07/15/09	5,500,000	5,660,518
8.25%, 02/01/30	250,000	245,000
Time Warner Cable Inc.
5.40%, 07/02/12(a)	1,600,000	1,580,323
Time Warner Entertainment Co.
8.38%, 07/15/33	1,300,000	1,524,394
Time Warner Inc.
6.50%, 11/15/36	700,000	675,344
Tribune Co.
5.50%, 10/06/08	750,000	705,000

		35,035,963
MINING—0.29%
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	1,500,000	1,620,000
8.38%, 04/01/17	500,000	546,250
Vale Overseas Ltd.
6.88%, 11/21/36	1,900,000	1,957,507

		4,123,757
OFFICE & BUSINESS EQUIPMENT—0.60%
Xerox Corp.
6.40%, 12/18/09	2,750,000	2,762,950
6.88%, 08/15/11	250,000	259,455
7.13%, 06/15/10	3,000,000	3,116,019
9.75%, 01/15/09	2,200,000	2,310,636

		8,449,060
OIL & GAS—1.03%
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,596,799
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	500,000
Enterprise Products Operating LP
5.75%, 03/01/35	1,500,000	1,332,393
7.50%, 02/01/11	3,600,000	3,823,369
Enterprise Products Operating LP Series B
4.63%, 10/15/09	2,000,000	1,983,242

Forest Oil Corp.
7.25%, 06/15/19(a)	250,000	250,000
8.00%, 12/15/11	500,000	518,750
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15(a)	250,000	244,375
Marathon Oil Corp.
6.60%, 10/01/37	1,000,000	1,022,449
Parker Drilling Co.
9.63%, 10/01/13(c)	500,000	535,000
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,010,000
Range Resources Corp.
7.50%, 05/15/16	250,000	255,000
W&T Offshore Inc.
8.25%, 06/15/14(a)	500,000	481,250

		14,552,627
OIL & GAS SERVICES—0.01%
Grant Prideco Inc.
6.13%, 08/15/15	100,000	97,000

		97,000
PACKAGING & CONTAINERS—0.11%
Berry Plastics Holding Corp.
8.88%, 09/15/14	250,000	255,625
Crown Americas Inc.
7.63%, 11/15/13	500,000	513,125
Graham Packaging Co. Inc.
8.50%, 10/15/12	250,000	248,125
Smurfit-Stone Container Enterprises Inc.
8.00%, 03/15/17	500,000	491,250

		1,508,125
PHARMACEUTICALS—0.30%
AmerisourceBergen Corp.
5.88%, 09/15/15	250,000	244,507
AstraZeneca PLC
5.40%, 09/15/12	3,500,000	3,527,517
Bristol-Myers Squibb Co.
5.88%, 11/15/36	525,000	500,731

		4,272,755
PIPELINES—0.76%
Colorado Interstate Gas Co.
6.80%, 11/15/15	250,000	258,803
Copano Energy LLC
8.13%, 03/01/16	250,000	254,375
El Paso Corp.
7.80%, 08/01/31	250,000	253,821
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	3,500,000	3,529,495
6.30%, 02/01/09	3,890,000	3,941,648
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	240,872

Plains All American Pipeline LP
6.70%, 05/15/36	1,000,000	1,001,169
SemGroup LP
8.75%, 11/15/15(a)	500,000	488,750
Williams Companies Inc. (The)
7.13%, 09/01/11	500,000	518,125
Williams Partners LP
7.25%, 02/01/17	250,000	255,000

		10,742,058
REAL ESTATE—0.07%
Westfield Capital Corp. Ltd.
4.38%, 11/15/10(a)	1,000,000	963,503

		963,503
REAL ESTATE INVESTMENT TRUSTS—0.75%
Omega Healthcare Investors Inc.
7.00%, 01/15/16	250,000	247,813
Simon Property Group LP
5.00%, 03/01/12	2,000,000	1,940,668
5.75%, 05/01/12	3,000,000	2,996,262
6.38%, 11/15/07	5,341,000	5,343,243

		10,527,986
RETAIL—1.47%
Asbury Automotive Group Inc.
7.63%, 03/15/17(a)	250,000	230,000
CVS Caremark Corp.
5.92%, 06/01/10	4,000,000	3,986,280
Federated Retail Holdings Inc.
5.90%, 12/01/16	4,500,000	4,306,365
Home Depot Inc.
5.82%, 12/16/09	1,000,000	986,997
Inergy LP
6.88%, 12/15/14	750,000	723,750
8.25%, 03/01/16(a)	250,000	258,125
May Department Stores Co. (The)
5.95%, 11/01/08	4,980,000	4,985,204
NPC International Inc.
9.50%, 05/01/14	250,000	227,500
Penney (J.C.) Co. Inc.
7.65%, 08/15/16	250,000	272,103
7.95%, 04/01/17	250,000	277,442
Rite Aid Corp.
7.50%, 03/01/17	250,000	235,313
Wal-Mart Stores Inc.
6.50%, 08/15/37	1,100,000	1,141,503
Yum! Brands Inc.
7.65%, 05/15/08	3,000,000	3,040,617

		20,671,199
SAVINGS & LOANS—0.13%
Washington Mutual Inc.
8.25%, 04/01/10	1,720,000	1,814,509

		1,814,509

SEMICONDUCTORS—0.04%
Advanced Micro Devices Inc.
7.75%, 11/01/12	162,000	149,040
Sensata Technologies BV
8.00%, 05/01/14	500,000	487,500

		636,540
SOFTWARE—0.10%
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,460,609

		1,460,609
TELECOMMUNICATIONS—4.70%
American Cellular Corp.
10.00%, 08/01/11	41,000	42,845
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,266,048
BellSouth Corp.
6.55%, 06/15/34	4,000,000	4,082,020
Citizens Communications Co.
6.25%, 01/15/13	500,000	487,500
Deutsche Telekom International Finance AG
8.00%, 06/15/10	5,000,000	5,355,905
8.25%, 06/15/30	3,000,000	3,672,489
Dobson Communications Corp.
8.88%, 10/01/13	250,000	266,250
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,819,529
France Telecom SA
7.75%, 03/01/11	4,000,000	4,299,688
8.50%, 03/01/31	2,000,000	2,570,622
Intelsat Ltd.
5.25%, 11/01/08	1,000,000	975,000
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,613,445
Motorola Inc.
4.61%, 11/16/07	5,700,000	5,694,625
Qwest Corp.
6.50%, 06/01/17(a)	500,000	490,000
8.88%, 03/15/12	250,000	272,813
Rogers Wireless Inc.
6.38%, 03/01/14	2,000,000	2,020,352
7.50%, 03/15/15	750,000	803,790
Sprint Capital Corp.
6.13%, 11/15/08	2,400,000	2,417,662
Sprint Nextel Corp.
5.60%, 06/28/10	5,380,000	5,377,283
Telecom Italia Capital SA
4.00%, 11/15/08	3,480,000	3,431,036
4.00%, 01/15/10	3,680,000	3,582,911
5.25%, 10/01/15	2,500,000	2,373,320
6.20%, 07/18/11	2,750,000	2,817,914
Telefonica Emisiones SAU
5.86%, 02/04/13	3,600,000	3,638,714

5.89%, 06/19/09	3,630,000	3,626,130
6.22%, 07/03/17	2,100,000	2,121,452
Vodafone Group PLC
5.63%, 02/27/17	950,000	923,363
West Corp.
9.50%, 10/15/14	250,000	258,125

		66,300,831
TRANSPORTATION—0.47%
CNF Inc.
6.70%, 05/01/34	2,500,000	2,313,908
CSX Corp.
5.75%, 03/15/13	2,600,000	2,609,084
6.15%, 05/01/37	1,750,000	1,672,060

		6,595,052

TOTAL CORPORATE BONDS & NOTES
(Cost: $450,659,602)		445,297,484

Security	Principal	Value
ASSET-BACKED SECURITIES—2.53%
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	3,094,895	3,037,772
Countrywide Asset-Backed Certificates Series 2006-7 Class M2
5.43%, 04/25/46	6,000,000	4,577,121
Dunkin Securitization Series 2006-1 Class A2
5.78%, 06/20/31(a)	13,000,000	13,079,131
First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF8 Class M1
5.38%, 07/25/36	6,200,000	5,694,989
Home Equity Asset Trust Series 2006-2 Class M2
5.53%, 05/25/36(a)(b)	6,000,000	5,198,377
JP Morgan Mortgage Acquisition Corp. Series 2006-HE1 Class M2
5.53%, 01/25/36	2,558,000	2,108,129
MASTR Asset Backed Securities Trust Series 2006-HE2 Class M1
5.39%, 06/25/36	2,200,000	1,861,788
Sasco Net Interest Margin Trust Series 2005-NC2A Class A
5.50%, 05/27/35(a)	105,715	20,155

TOTAL ASSET-BACKED SECURITIES
(Cost: $39,163,290)		35,577,462

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—13.50%

MORTGAGE-BACKED SECURITIES—13.50%
Banc of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	2,992,832	2,920,819
Banc of America Funding Corp. Series 2006-H Class 2A1
6.10%, 10/20/11	4,713,984	4,792,586

Bear Stearns Commercial Mortgage Securities Series 2002-PBW1 Class X1
0.34%, 11/11/35(a)	72,703,050	2,550,590
Bear Stearns Commercial Mortgage Securities Series 2006-T22 Class A3
5.63%, 04/12/38	7,000,000	7,049,697
Chase Mortgage Finance Corp. Series 2006-A1 Class 1A1
6.04%, 09/25/36	3,870,623	3,882,217
Commercial Mortgage Pass Through Certificates Series 2001-J2A Class XC
0.60%, 07/16/34(a)	99,559,952	1,782,820
Commercial Mortgage Pass Through Certificates Series 2005-F10A Class AJ2
5.94%, 04/15/17(a)	9,000,000	8,981,210
Countrywide Alternative Loan Trust Series 2006-4CB Class 1A1
6.00%, 04/25/36	4,110,476	4,156,713
Countrywide Alternative Loan Trust Series 2006-OA6 Class 2A
7.69%, 07/25/46	4,889,324	5,117,351
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-HYB4 Class 1A1
5.54%, 06/20/36	9,635,294	9,654,091
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19	4,122,908	4,010,819
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A5
0.19%, 05/15/36(a)	224,853,359	3,249,671
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3 Class A2
4.51%, 07/15/37	10,000,000	9,864,181
Global Signal Trust Series 2006-1 Class C
5.71%, 02/15/36(a)	3,000,000	2,970,510
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB5 Class X1
0.50%, 10/12/37(a)	221,073,381	8,860,091
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A3
5.37%, 12/15/44	4,000,000	3,979,154
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	10,002,039
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX Class A1S
4.93%, 01/15/49	9,983,486	9,833,599
JP Morgan Mortgage Trust Series 2006-A1 Class 2A2
5.35%, 02/25/36	6,632,899	6,625,846
LB-UBS Commercial Mortgage Trust Series 2003-C3 Class XCL
0.49%, 02/15/37(a)	116,915,395	2,937,008
LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A2
3.99%, 10/15/29	5,635,000	5,529,894
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
5.51%, 11/25/34	44,934	44,842

MASTR Asset Securitization Trust Series 2003-5 Class 4A4
5.50%, 06/25/33	2,124,139	2,090,393
MASTR Asset Securitization Trust Series 2003-7 Class 1A1
5.50%, 09/25/33	2,666,574	2,593,243
MASTR Asset Securitization Trust Series 2003-8 Class 1A1
5.50%, 09/25/33	4,177,895	4,068,225
Merrill Lynch Mortgage Investors Inc. Series 2005-WMC2 Class A1B
5.39%, 04/25/36	536,813	536,125
Merrill Lynch Mortgage Investors Inc. Series 2006-A1 Class 1A1
5.85%, 03/25/36	6,872,510	6,919,681
Merrill Lynch Mortgage Trust Series 2005-LC1 Class A3
5.29%, 01/12/44	3,000,000	2,995,657
Morgan Stanley Capital I Series 2003-T11 Class X1
0.26%, 06/13/41(a)	540,003,602	4,852,688
Residential Funding Mortgage Securities I Series 2003-S15 Class A1
4.50%, 08/25/18	1,740,035	1,667,760
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 Class 4A1
5.99%, 09/25/36	5,020,105	5,023,243
Wachovia Bank Commercial Mortgage Trust Series 2005-C22 Class A3
5.29%, 12/15/44	10,000,000	10,001,426
Wachovia Bank Commercial Mortgage Trust Series 2005-WHL6
6.25%, 10/15/17(a)	845,566	845,608
6.30%, 10/15/17(a)	5,000,000	5,000,474
Washington Mutual Inc. Series 2006-AR10 Class 1A2
5.94%, 09/25/36	5,556,918	5,544,405
Washington Mutual Inc. Series 2006-AR14 Class 1A1
5.65%, 11/25/36	10,352,160	10,295,947
Wells Fargo Mortgage-Backed Securities Trust Series 2003-10 Class A1
4.50%, 09/25/18	1,795,986	1,722,464
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR13 Class A1
5.76%, 09/25/36	7,183,235	7,256,191

		190,209,278

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $191,498,106)		190,209,278

Security	Principal	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—51.18%

MORTGAGE-BACKED SECURITIES—40.70%
Federal Home Loan Mortgage Corp.
4.50%, 11/01/18	6,008,254	5,798,561
4.50%, 08/01/20	3,584,522	3,453,653
4.50%, 10/01/22(d)	9,000,000	8,662,500
5.00%, 10/01/20	6,610,264	6,481,286

5.00%, 10/01/22(d)	9,000,000	8,820,000
5.00%, 12/15/34	2,046,994	210,488
5.00%, 10/01/37(d)	34,000,000	32,427,500
5.50%, 03/15/20	948,479	16,356
5.50%, 05/15/24	6,729,303	389,378
5.50%, 03/15/25	2,626,158	169,694
5.50%, 11/15/26	13,000,000	13,091,848
5.50%, 05/15/29	5,825,184	569,839
5.50%, 10/01/32	14,757,249	14,496,277
5.50%, 05/01/34	74,185	72,792
5.50%, 10/01/34	565,210	554,596
5.50%, 12/01/36	10,840,196	10,615,976
5.81%, 06/01/36	8,404,810	8,468,332
5.90%, 01/01/37(b)	5,512,619	5,522,977
5.95%, 04/15/28	2,479,417	2,479,143
6.00%, 01/15/24	5,948,108	6,014,344
6.00%, 05/15/27	7,315,909	7,409,610
6.00%, 07/15/27	6,861,399	6,964,965
6.00%, 12/01/28	4,555,104	4,597,480
6.00%, 02/15/34	6,667,696	6,761,663
6.00%, 09/01/34	1,796,564	1,802,585
6.00%, 10/01/37(d)	20,000,000	20,018,760
6.50%, 05/01/21	1,747	1,795
6.50%, 09/01/21	1,715,829	1,749,844
6.50%, 01/01/36	14,167	14,438
6.50%, 08/01/36	18,991,898	19,336,138
6.50%, 12/01/36	4,467,488	4,548,464
6.50%, 01/01/37	1,406,629	1,432,125
6.50%, 02/01/37	218,219	222,174
6.50%, 10/01/37(d)	9,000,000	9,160,308
Federal National Mortgage Association
4.44%, 02/01/36	4,654,070	4,740,197
4.50%, 05/01/18	4,210,712	4,065,106
4.50%, 07/01/18	6,188,326	5,974,335
4.50%, 11/01/18	4,245,950	4,099,645
4.50%, 08/01/35	8,560,270	7,945,890
4.56%, 06/01/35	7,290,755	7,210,135
5.00%, 01/01/18	1,295,345	1,274,471
5.00%, 09/01/18	8,039,840	7,902,987
5.00%, 12/01/18	665,654	654,323
5.00%, 01/01/19	549,819	540,460
5.00%, 06/01/19	1,266,112	1,243,934
5.00%, 08/01/19	701,039	688,420
5.00%, 09/01/19	587,758	577,179
5.00%, 11/01/19	1,329,613	1,305,681
5.00%, 01/01/20	667,037	654,013
5.00%, 05/01/20	6,425,185	6,299,733
5.00%, 06/01/20	639,172	626,692
5.00%, 11/01/33	49,808,008	47,679,579
5.00%, 12/01/33	15,839,851	15,162,972
5.00%, 03/01/34	7,947,594	7,607,972
5.00%, 07/01/35	2,703,501	2,681,875
5.00%, 09/01/35	399,414	381,615
5.13%, 04/01/37(b)	2,361,273	2,367,336
5.24%, 05/01/35	2,206,859	2,201,239

5.49%, 01/01/37	3,193,110	3,209,465
5.50%, 09/01/19	4,230,062	4,225,238
5.50%, 10/01/19	3,124,373	3,120,811
5.50%, 07/01/33	29,625,422	29,100,597
5.50%, 01/01/34	6,770,545	6,650,602
5.50%, 07/01/34	11,265,835	11,057,345
5.50%, 02/01/35	4,786,349	4,697,771
5.50%, 03/01/35	1,104,292	1,082,950
5.50%, 12/01/35	4,516,902	4,429,606
5.50%, 03/01/36	4,523,392	4,431,430
5.50%, 09/01/36	13,660,800	13,418,793
5.50%, 12/01/36	5,790,100	5,672,386
5.50%, 10/01/37(d)	32,000,000	31,340,000
6.00%, 03/01/33	673,467	676,869
6.00%, 08/01/34	383,127	384,530
6.00%, 10/01/37(d)	81,200,000	81,301,500
6.05%, 09/01/36	2,278,686	2,298,779
6.05%, 12/01/36(b)	2,233,442	2,245,109
Government National Mortgage Association
5.50%, 06/15/34	1,718,846	1,696,691
5.50%, 10/01/37(d)	7,000,000	6,901,566
6.50%, 10/01/32(d)	9,000,000	9,194,085

		573,357,801
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—4.89%
Federal National Mortgage Association
5.38%, 06/12/17(c)	67,000,000	68,900,388

		68,900,388
U.S. GOVERNMENT SECURITIES—5.59%
U.S. Treasury Bonds
5.38%, 02/15/31(c)	34,050,000	36,449,469
6.13%, 08/15/29(c)	7,800,000	9,099,184
U.S. Treasury Inflation-Indexed Bonds
1.88%, 07/15/15(c)	23,560,460	22,936,271
U.S. Treasury Notes
2.63%, 05/15/08(e)	398,000	394,269
3.13%, 04/15/09	605,000	597,579
4.00%, 02/15/14(c)(e)	9,500,000	9,323,357

		78,800,129

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $725,013,935)		721,058,318

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—25.11%

MONEY MARKET FUNDS—25.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(f)(g)	211,875,816	211,875,816
BGI Cash Premier Fund LLC
5.37%(f)(g)(h)	140,694,685	140,694,685

		352,570,501
VARIABLE & FLOATING RATE NOTES—0.09%
Goldman Sachs International
4.88%, 10/01/07(i)	$370,000	370,000

Lehman Brothers Inc.
4.88%, 10/01/07(i)	885,000	885,000

		1,255,000
TOTAL SHORT-TERM INVESTMENTS
(Cost: $353,825,501)		353,825,501

TOTAL INVESTMENTS IN SECURITIES — 123.92%
(Cost: $1,760,160,434)		1,745,968,043
SECURITIES SOLD SHORT — (2.15)%

Security	Principal	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—(2.15)%

MORTGAGE-BACKED SECURITIES—(2.15)%
Federal National Mortgage Association
5.00%, 10/01/37d	(19,000,000)	(18,121,250)
6.50%, 10/01/37d	(12,000,000)	(12,217,500)

		(30,338,750)

TOTAL SECURITIES SOLD SHORT
(Proceeds: $30,408,535)		(30,338,750)
Other Assets, Less Liabilities — (21.77)%		(306,654,816)

NET ASSETS — 100.00%		$1,408,974,477

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	To-be-announced (TBA). See Note 1.
(e)	All or a portion of this U.S. Treasury Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	This security represents an investment of securities lending collateral. See Note 3.
(i)	All or a portion of this security is held as collateral for open swaps contracts. See Note 1.

As of September 30, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
2 Year U.S Treasury Notes (December 2007)	523	$108,285,516	$530,104
5 Year U.S. Treasury Notes (December 2007)	(660)	(70,640,625)	(492,430)
10 Year U.S. Treasury Notes (December 2007)	631	68,956,469	462,591
30 Year U.S. Treasury Bonds (December 2007)	18	2,004,188	(48)

			$500,217

See accompanying notes to schedules of investments.

As of September 30, 2007, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Deutsche Bank AG dated 9/28/06 to pay 3.25% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/11.	$13,000,000	$(123,824)
Agreement with Deutsche Bank AG dated 8/1/07 to receive 4.85% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dillard’s Inc. 7.13% due 8/1/18. Expiring 9/20/12.	750,000	27,561
Agreement with Goldman Sachs Group Inc. dated 7/26/07 to receive 3.33% per year times the notional amount. The Master Portfolio makes payment only upon a default event of L-3 Communications Corp. 7.63% due 6/15/12. Expiring 9/20/12.	2,750,000	232,947
Agreement with JPMorgan Chase & Co. dated 9/1/04 to receive 1.19% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.00% due 12/15/10. Expiring 12/20/09.	2,000,000	(22,899)
Agreement with JPMorgan Chase & Co. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	(11,205)
Agreement with JPMorgan Chase & Co. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	3,000,000	(20,761)
Agreement with JPMorgan Chase & Co. dated 7/12/07 to pay 2.75% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/12.	54,750,000	1,183,893
Agreement with JPMorgan Chase & Co. dated 7/12/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	1,000,000	(134,315)
Agreement with JPMorgan Chase & Co. dated 7/13/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	1,500,000	(201,472)
Agreement with JPMorgan Chase & Co. dated 7/20/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	1,250,000	(167,893)
Agreement with JPMorgan Chase & Co. dated 7/23/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	500,000	(67,157)

Agreement with JPMorgan Chase & Co. dated 7/24/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	2,000,000	(268,629)
Agreement with JPMorgan Chase & Co. dated 7/26/07 to receive 4.35% per year times the notional amount. The Master Portfolio makes payment only upon a default event of AES Corp. (The) 7.75% due 3/1/14. Expiring 9/20/12.	4,000,000	236,258
Agreement with JPMorgan Chase & Co. dated 7/26/07 to receive 4.90% per year times the notional amount. The Master Portfolio makes payment only upon a default event of MGM MIRAGE 5.88% due 2/27/14. Expiring 9/20/12.	4,250,000	574,022
Agreement with JPMorgan Chase & Co. dated 7/27/07 to receive 4.70% per year times the notional amount. The Master Portfolio makes payment only upon a default event of AK Steel Corp. 7.75% due 6/15/12. Expiring 9/20/12.	1,500,000	165,819
Agreement with JPMorgan Chase & Co. dated 9/14/07 to receive 0.41% per year times the notional amount. The Master Portfolio makes payment only upon a default event of American International Group Inc. 4.25% due 5/15/13. Expiring 9/20/08.	7,050,000	16,009
Agreement with Lehman Brothers Inc. dated 3/20/06 to receive 0.36% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	5,250,000	3,986
Agreement with Lehman Brothers Inc. dated 4/5/06 to receive 0.39% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	2,000,000	1,848
Agreement with Lehman Brothers Inc. dated 4/25/07 to receive 1.17% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Residential Capital LLC 6.50% due 4/17/13. Expiring 6/20/08.	6,400,000	(483,650)
Agreement with Lehman Brothers Inc. dated 7/17/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	500,000	(67,157)
Agreement with Lehman Brothers Inc. dated 7/26/07 to receive 4.10% per year times the notional amount. The Master Portfolio makes payment only upon a default event of IKON Office Solutions Inc. 7.75% due 9/15/15. Expiring 9/20/12.	1,250,000	94,511
Agreement with Lehman Brothers Inc. dated 7/27/07 to receive 4.25% per year times the notional amount. The Master Portfolio makes payment only upon a default event of IKON Office Solutions Inc. 7.75% due 9/15/15. Expiring 9/20/12.	750,000	61,414
Agreement with Lehman Brothers Inc. dated 8/1/07 to receive 3.60% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Domtar Inc. 7.13% due 8/15/15. Expiring 9/20/12.	4,000,000	266,223
Agreement with Lehman Brothers Inc. dated 8/1/07 to receive 4.15% per year times the notional amount. The Master Portfolio makes payment only upon a default event of IKON Office Solutions Inc. 7.75% due 9/15/15. Expiring 9/20/12.	750,000	58,276
Agreement with Lehman Brothers Inc. dated 9/21/07 to pay 1.40% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/12.	40,000,000	(317,462)

Agreement with UBS AG dated 6/26/07 to receive 1.28% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Reynolds American Inc. 7.63% due 6/1/16. Expiring 9/20/17.	1,750,000	11,446
Agreement with UBS AG dated 7/26/07 to receive 3.30% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Pride International Inc. 7.38% due 7/15/14. Expiring 9/20/12.	750,000	62,699
Agreement with UBS AG dated 7/27/07 to receive 3.35% per year times the notional amount. The Master Portfolio makes payment only upon a default event of L-3 Communications Corp. 7.63% due 6/15/12. Expiring 9/20/12.	500,000	42,893
Agreement with UBS AG dated 8/10/07 to receive 1.30% per year times the notional amount. The Master Portfolio makes payment only upon a default event of MBIA Inc. 5.38 % due 10/6/10. Expiring 9/20/08.	3,600,000	2,315
Agreement with UBS AG dated 8/10/07 to receive 1.45% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Ambac Assurance Corp. 5.90% due 2/22/21. Expiring 9/20/08.	3,600,000	29,551
Agreement with UBS AG dated 8/10/07 to receive 2.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of CIT Group Inc. 7.75% due 4/2/12. Expiring 9/20/08.	3,600,000	(22,080)

		$1,163,167

Interest-Rate Swaps
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10.	$9,000,000	$59,943
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	(12,237)
Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 3/28/13.	10,000,000	(113,280)
Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11.	5,000,000	(113,475)
Agreement with Goldman Sachs Group Inc. dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11.	2,400,000	(59,455)
Agreement with Goldman Sachs Group Inc. dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11.	10,500,000	(228,281)
Agreement with Deutsche Bank AG dated 8/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.22%. Expiring 8/24/09.	2,500,000	(23,999)
Agreement with Deutsche Bank AG dated 8/17/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.09%. Expiring 8/21/12.	16,950,000	(145,589)
Agreement with Deutsche Bank AG dated 8/17/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.84%. Expiring 8/21/09.	39,500,000	112,262
Agreement with Goldman Sachs Group Inc. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.26%. Expiring 10/17/08.	7,100,000	(31,284)
Agreement with Goldman Sachs Group Inc. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 10/17/11.	1,250,000	(21,236)

Agreement with Goldman Sachs Group Inc. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.05%. Expiring 5/15/11.	10,700,000	(96,994)
Agreement with Goldman Sachs Group Inc. dated 8/17/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.10%. Expiring 8/21/12.	16,950,000	(151,415)
Agreement with Goldman Sachs Group Inc. dated 8/17/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.94%. Expiring 8/21/09.	39,500,000	180,810
Agreement with JPMorgan Chase & Co. dated 1/5/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.90%. Expiring 1/9/16.	6,250,000	(99,026)
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.28%. Expiring 3/10/16.	4,000,000	35,959
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26.	2,000,000	(23,683)
Agreement with JPMorgan Chase & Co. dated 8/2/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.40%. Expiring 8/4/08.	7,000,000	(27,371)
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 8/29/11.	1,000,000	(16,678)
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 8/29/08.	5,600,000	(19,841)
Agreement with JPMorgan Chase & Co. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.06%. Expiring 5/17/10.	14,000,000	(124,075)
Agreement with UBS AG dated 6/15/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.63%. Expiring 6/19/12.	76,100,000	2,360,017
Agreement with UBS AG dated 6/22/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.60%. Expiring 6/26/12.	76,100,000	2,354,459

		$3,795,531

Swaptions
Agreement with JPMorgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest-rate swap, receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 6.46%. Expiring 6/23/09.	$18,200,000	$174,737

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS—99.97%
Banc of America Securities LLC Tri-Party 5.07%, dated 9/28/07, due 10/1/07, maturity value $37,615,886 (collateralized by U.S. government obligations, value $38,352,000, 5.50%, 7/1/34).	$37,600,000	$37,600,000
Bank of America N.A. Tri-Party 5.10%, dated 9/28/07, due 10/1/07, maturity value $40,017,000 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 8/1/33).	40,000,000	40,000,000
Credit Suisse First Boston Tri-Party 5.10%, dated 9/28/07, due 10/1/07, maturity value $37,615,980 (collateralized by U.S. government obligations, value $38,352,991, 3.87% to 8.92%, 8/1/14 to 9/1/37).	37,600,000	37,600,000
Goldman Sachs Group Inc. (The) Tri-Party 5.08%, dated 9/28/07, due 10/1/07, maturity value $27,625,690 (collateralized by U.S. government obligations, value $28,166,280, 3.99% to 6.92%, 9/1/33 to 6/1/39).	27,614,000	27,614,000
Merrill Lynch & Co. Inc. Tri-Party 5.08%, dated 9/28/07, due 10/1/07, maturity value $15,006,350 (collateralized by U.S. government obligations, value $15,452,018, 0.00% to 6.04%, 12/18/31 to 1/25/37).	15,000,000	15,000,000
Morgan Stanley Tri-Party 5.05%, dated 9/28/07, due 10/1/07, maturity value $27,611,615 (collateralized by U.S. government obligations, value $28,263,445, 4.62% to 6.14%, 9/1/32 to 9/1/36).	27,600,000	27,600,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $185,414,000)		185,414,000

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $185,414,000)		185,414,000
Other Assets, Less Liabilities — 0.03%		53,125

NET ASSETS — 100.00%		$185,467,125

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Security		Value
MASTER PORTFOLIOS—70.79%
Active Stock Master Portfolio(a)		$58,141,045
CoreAlpha Bond Master Portfolio(a)		156,020,049

TOTAL MASTER PORTFOLIOS		214,161,094

Security	Shares	Value
EXCHANGE-TRADED FUNDS—28.38%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	83,476	7,782,467
iShares Lehman TIPS Bond Fund(a)(b)	278,796	28,470,648
iShares MSCI Canada Index Fund(a)	62,170	2,044,150
iShares MSCI EAFE Index Fund(a)(b)	311,156	25,698,374
iShares MSCI Emerging Markets Index Fund(a)	37,563	5,596,887
iShares S&P MidCap 400 Index Fund(a)	123,300	10,856,565
iShares S&P SmallCap 600 Index Fund(a)	77,478	5,402,541

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $73,597,791)		85,851,632

Security	Shares	Value
SHORT-TERM INVESTMENTS—7.03%

MONEY MARKET FUNDS—7.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(a)(c)	932,707	932,707
BGI Cash Premier Fund LLC
5.37%(a)(c)(d)	20,330,842	20,330,842

		21,263,549

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,263,549)		21,263,549

TOTAL INVESTMENTS — 106.20%		321,276,275
Other Assets, Less Liabilities — (6.20)%		(18,755,669)

NET ASSETS — 100.00%		$302,520,606

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Security		Value
MASTER PORTFOLIOS—69.09%
Active Stock Master Portfolio(a)		$223,636,721
CoreAlpha Bond Master Portfolio(a)		440,634,078

TOTAL MASTER PORTFOLIOS		664,270,799

Security	Shares	Value
EXCHANGE-TRADED FUNDS—30.35%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	325,388	30,335,923
iShares Lehman TIPS Bond Fund(a)(b)	781,571	79,814,031
iShares MSCI Canada Index Fund(a)	239,353	7,869,927
iShares MSCI EAFE Index Fund(a)(b)	1,145,992	94,647,479
iShares MSCI Emerging Markets Index Fund(a)	140,193	20,888,757
iShares S&P MidCap 400 Index Fund(a)	440,514	38,787,258
iShares S&P SmallCap 600 Index Fund(a)	278,514	19,420,781

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $245,644,669)		291,764,156

Security	Shares	Value
SHORT-TERM INVESTMENTS—12.39%

MONEY MARKET FUNDS—12.39%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(a)(c)	1,887,544	1,887,544
BGI Cash Premier Fund LLC
5.37%(a)(c)(d)	117,220,465	117,220,465

		119,108,009

TOTAL SHORT-TERM INVESTMENTS
(Cost: $119,108,009)		119,108,009

TOTAL INVESTMENTS — 111.83%		1,075,142,964
Other Assets, Less Liabilities — (11.83)%		(113,708,632)

NET ASSETS — 100.00%		$961,434,332

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Security		Value
MASTER PORTFOLIOS—63.82%
Active Stock Master Portfolio(a)		$607,498,092
CoreAlpha Bond Master Portfolio(a)		512,048,376

TOTAL MASTER PORTFOLIOS		1,119,546,468

Security	Shares	Value
EXCHANGE-TRADED FUNDS—35.67%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	874,869	81,564,037
iShares Lehman TIPS Bond Fund(a)(b)	862,204	88,048,273
iShares MSCI Canada Index Fund(a)	615,480	20,236,982
iShares MSCI EAFE Index Fund(a)(b)	2,909,129	240,264,964
iShares MSCI Emerging Markets Index Fund(a)	358,867	53,471,183
iShares S&P MidCap 400 Index Fund(a)(b)	1,079,975	95,091,799
iShares S&P SmallCap 600 Index Fund(a)(b)	676,529	47,174,367

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $514,165,318)		625,851,605

Security	Shares	Value
SHORT-TERM INVESTMENTS—7.62%

MONEY MARKET FUNDS—7.62%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(a)(c)	5,033,497	5,033,497
BGI Cash Premier Fund LLC
5.37%(a)(c)(d)	128,572,750	128,572,750

		133,606,247

TOTAL SHORT-TERM INVESTMENTS
(Cost: $133,606,247)		133,606,247

TOTAL INVESTMENTS — 107.11%		1,879,004,320
Other Assets, Less Liabilities — (7.11)%		(124,684,965)

NET ASSETS — 100.00%		$1,754,319,355

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Security		Value
MASTER PORTFOLIOS—60.19%
Active Stock Master Portfolio(a)		$570,187,997
CoreAlpha Bond Master Portfolio(a)		226,437,734

TOTAL MASTER PORTFOLIOS		796,625,731

Security	Shares	Value
EXCHANGE-TRADED FUNDS—39.35%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	795,500	74,164,465
iShares Lehman TIPS Bond Fund(a)	343,496	35,077,812
iShares MSCI Canada Index Fund(a)	543,985	17,886,227
iShares MSCI EAFE Index Fund(a)	2,650,826	218,931,719
iShares MSCI Emerging Markets Index Fund(a)	321,974	47,974,126
iShares S&P MidCap 400 Index Fund(a)(b)	965,793	85,038,074
iShares S&P SmallCap 600 Index Fund(a)	598,432	41,728,663

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $430,896,892)		520,801,086

Security	Shares	Value
SHORT-TERM INVESTMENTS—8.17%

MONEY MARKET FUNDS—8.17%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(a)(c)	3,726,469	3,726,469
BGI Cash Premier Fund LLC
5.37%(a)(c)(d)	104,462,900	104,462,900

		108,189,369

TOTAL SHORT-TERM INVESTMENTS
(Cost: $108,189,369)		108,189,369

TOTAL INVESTMENTS — 107.71%		1,425,616,186
Other Assets, Less Liabilities — (7.71)%		(101,991,472)

NET ASSETS — 100.00%		$1,323,624,714

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Security		Value
MASTER PORTFOLIOS—57.83%
Active Stock Master Portfolio(a)		$488,535,616
CoreAlpha Bond Master Portfolio(a)		73,834,240

TOTAL MASTER PORTFOLIOS		562,369,856

Security	Shares	Value
EXCHANGE-TRADED FUNDS—41.87%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	665,853	62,077,475
iShares MSCI Canada Index Fund(a)	466,273	15,331,056
iShares MSCI EAFE Index Fund(a)(b)	2,242,126	185,177,186
iShares MSCI Emerging Markets Index Fund(a)	275,020	40,977,980
iShares S&P MidCap 400 Index Fund(a)	791,395	69,682,330
iShares S&P SmallCap 600 Index Fund(a)	486,824	33,946,238

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $341,011,407)		407,192,265

Security	Shares	Value
SHORT-TERM INVESTMENTS—10.48%

MONEY MARKET FUNDS—10.48%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(a)(c)	2,451,773	2,451,773
BGI Cash Premier Fund LLC
5.37%(a)(c)(d)	99,482,984	99,482,984

		101,934,757

TOTAL SHORT-TERM INVESTMENTS
(Cost: $101,934,757)		101,934,757

TOTAL INVESTMENTS — 110.18%		1,071,496,878
Other Assets, Less Liabilities — (10.18)%		(98,990,340)

NET ASSETS — 100.00%		$972,506,538

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—6.32%
Banco Bilbao Vizcaya Argentaria SA
5.36%, 01/10/08	$150,000,000	$150,002,089
HBOS Treasury Services PLC
5.26%, 05/14/08	90,000,000	90,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	150,000,000	150,000,000
5.36%, 11/13/07	70,000,000	70,000,000
Royal Bank of Canada
5.07%, 06/30/08	275,000,000	274,646,700
Royal Bank of Scotland NY
5.66%, 07/03/08	70,000,000	69,915,424
Societe Generale
5.08%, 03/28/08(a)	40,000,000	39,986,123
5.27%, 05/14/08(a)	65,000,000	65,000,000
Toronto-Dominion Bank (The)
5.10%, 03/31/08	500,000,000	500,024,899
UBS AG Stamford Branch
5.09%, 03/27/08	400,000,000	400,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,859,575,235)		1,859,575,235

Security	Face Amount	Value
COMMERCIAL PAPER—36.49%
Amstel Funding Corp.
5.20%, 12/10/07(a)	136,425,000	135,006,180
5.20%, 12/19/07	300,000,000	296,490,001
5.55%, 12/13/07(a)	50,000,000	49,421,875
6.00%, 11/28/07(a)	70,331,000	69,627,690
6.10%, 11/30/07(a)	75,705,000	74,909,677
Amsterdam Funding Corp.
6.15%, 10/02/07(a)	200,000,000	199,897,500
Aspen Funding Corp.
5.58%, 11/15/07(a)	75,000,000	74,453,625
Asscher Finance Corp.
5.23%, 12/03/07(a)	150,400,000	148,981,123
Atlantic Asset Securitization Corp.
5.21%, 12/13/07(a)	100,000,000	98,914,584
5.30%, 10/12/07(a)	150,000,000	149,712,917
Atlantis One Funding
5.25%, 10/19/07(a)	72,240,000	72,029,099
Barton Capital Corp.
5.20%, 10/10/07(a)	193,463,000	193,155,609
5.65%, 10/01/07(a)	100,000,000	99,968,611
CAFCO LLC
5.45%, 02/19/08(a)	150,000,000	146,752,708
5.50%, 11/09/07(a)	150,000,000	149,060,417
6.00%, 10/04/07(a)	200,000,000	199,833,333
Cancara Asset Securitisation Ltd.
5.20%, 12/18/07(a)	100,000,000	98,844,444
5.25%, 10/29/07(a)	300,000,000	298,687,500
5.58%, 11/14/07(a)	100,000,000	99,287,000
CC USA Inc.
5.25%, 10/23/07(a)	100,000,000	99,649,667
Chariot Funding LLC
5.25%, 10/31/07(a)	250,000,000	248,833,333
Charta LLC
5.45%, 02/14/08(a)	200,000,000	195,821,667
5.50%, 11/09/07(a)	250,000,000	248,434,028
5.82%, 01/25/08(a)	140,000,000	137,329,267
6.00%, 10/04/07(a)	200,000,000	199,833,333
6.00%, 12/07/07(a)	250,000,000	247,125,000
Cobbler Funding Ltd.
5.25%, 10/19/07(a)	54,750,000	54,590,161

Concord Minutemen Capital Co. LLC
5.20%, 01/14/08(a)	77,773,000	76,570,975
CRC Funding LLC
5.45%, 02/14/08(a)	150,000,000	146,866,250
5.50%, 11/09/07(a)	25,000,000	24,843,403
6.00%, 10/04/07(a)	200,000,000	199,833,333
Crown Point Capital Co. LLC
5.14%, 10/05/07(a)	20,000,000	19,982,868
5.19%, 10/19/07(a)	120,535,000	120,187,458
Cullinan Finance Corp.
5.16%, 10/26/07(a)	75,000,000	74,709,750
Curzon Funding LLC
5.25%, 10/10/07(a)	100,000,000	99,839,584
Falcon Asset Securitization Co. LLC
5.45%, 02/20/08(a)	57,000,000	55,757,400
Five Finance Inc.
5.25%, 10/15/07(a)	47,000,000	46,890,333
General Electric Capital Corp.
5.15%, 10/19/07(a)	75,000,000	74,785,417
Grampian Funding LLC
5.55%, 12/20/07(a)	325,000,000	320,891,459
Harrier Finance Funding LLC
5.16%, 10/25/07(a)(b)	25,000,000	24,906,833
5.17%, 10/29/07(a)(b)	128,431,000	127,877,676
Jupiter Securitization Corp.
5.95%, 11/27/07(a)	200,000,000	198,049,722
Kitty Hawk Funding Corp.
5.53%, 12/14/07(a)	100,000,000	98,833,611
5.90%, 11/20/07(a)	86,197,000	85,462,410
Lexington Parker Capital Co. LLC
5.12%, 02/22/08(a)	156,121,000	152,879,234
5.25%, 10/10/07(a)	152,741,000	152,495,978
Nationwide Building Society
5.18%, 10/15/07(a)	30,000,000	29,930,934
5.20%, 01/16/08(a)	125,000,000	123,030,052
Natixis
5.17%, 11/08/07(a)	25,000,000	24,856,528
Nordea North America Inc.
4.74%, 06/23/08	250,000,000	241,178,333
Ranger Funding Co. LLC
5.25%, 10/02/07(a)	113,474,000	113,424,355
5.26%, 10/09/07(a)	100,000,000	99,853,889
5.45%, 03/14/08(a)	175,000,000	170,579,719
5.55%, 12/14/07(a)	116,000,000	114,640,866
Scaldis Capital LLC
5.17%, 10/26/07(a)	45,061,000	44,886,276
Sigma Finance Inc.
5.09%, 01/10/08(a)	90,000,000	88,688,038
5.09%, 02/12/08(a)	100,000,000	98,079,000
5.10%, 01/10/08(a)	60,000,000	59,125,359
5.16%, 10/23/07(a)	100,000,000	99,656,000
5.16%, 10/26/07(a)	100,000,000	99,613,000
5.17%, 11/01/07(a)	75,000,000	74,644,907
5.20%, 12/03/07(a)	250,000,000	247,655,035
Simba Funding Corp.
5.25%, 10/02/07(a)	150,000,000	149,934,375
Societe Generale North America Inc.
5.16%, 11/05/07(a)	100,000,000	99,469,153
5.20%, 01/14/08(a)	25,000,000	24,613,611
Solitaire Funding Ltd.
5.16%, 10/26/07(a)	100,000,000	99,613,000
5.25%, 10/30/07	300,000,000	298,643,750
Sydney Capital Corp.
5.40%, 10/31/07	200,000,000	199,040,000
Tango Finance Corp.
5.21%, 01/15/08(a)	54,000,000	53,156,790
Ticonderoga Master Funding Ltd.
5.25%, 10/10/07(a)	50,000,000	49,919,792
5.55%, 11/15/07(a)	147,129,000	146,062,928
5.58%, 11/13/07(a)	50,730,000	50,376,158

Tulip Funding Corp.
5.25%, 10/04/07(a)	100,000,000	99,927,083
5.25%, 10/15/07(a)	100,000,000	99,766,667
UBS Finance Delaware LLC
4.95%, 03/25/08(a)	25,000,000	24,388,125
5.17%, 11/09/07(a)	100,000,000	99,411,195
5.25%, 03/17/08(a)	275,000,000	268,188,784
Variable Funding Capital Corp
5.91%, 11/19/07(a)	250,000,000	247,906,875
Westpac Securities NZ Ltd.
5.20%, 01/09/08(a)	100,000,000	98,525,250
WhistleJacket Capital Ltd.
5.21%, 12/12/07(a)	25,679,000	25,403,992
White Pine Finance LLC
5.22%, 12/10/07(a)	22,879,000	22,640,372
Windmill Funding Corp.
5.25%, 10/05/07(a)	211,150,000	210,965,244
Yorktown Capital LLC
5.45%, 03/14/08(a)	250,000,000	243,685,313
5.95%, 11/28/07(a)	103,136,000	102,113,234
Zela Finance Inc.
5.23%, 12/07/07(a)	100,000,000	98,998,542

TOTAL COMMERCIAL PAPER
(Cost: $10,730,906,567)		10,730,906,567

Security	Face Amount	Value
MEDIUM-TERM NOTES—3.86%
Asscher Finance Corp.
5.42%, 06/25/08(a)	100,000,000	100,000,000
Cullinan Finance Corp.
5.31%, 05/27/08(a)	100,000,000	99,996,726
5.40%, 02/05/08(a)	25,000,000	25,000,000
Dorada Finance Inc.
5.32%, 05/29/08(a)	115,000,000	114,996,171
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	100,000,000	100,000,000
5.46%, 06/09/08(b)	250,000,000	250,000,000
K2 USA LLC
5.42%, 06/16/08(a)	130,000,000	130,000,000
Kimberly-Clark Corp.
5.26%, 12/19/07(a)	35,000,000	35,000,000
Sedna Finance Inc.
5.33%, 02/29/08(a)	100,000,000	100,000,000
Societe Generale
5.71%, 08/29/08(a)	30,000,000	30,000,000
Zela Finance Inc.
5.41%, 06/25/08(a)	150,000,000	149,988,934

TOTAL MEDIUM-TERM NOTES
(Cost: $1,134,981,831)		1,134,981,831

Security	Face Amount	Value
REPURCHASE AGREEMENTS—20.45%
Banc of America Securities LLC Tri-Party 5.07%, dated 9/28/07, due 10/1/07, maturity value $40,016,900 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 5/1/35).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 5.32%, dated 9/28/07, due 10/1/07, maturity value $294,130,340 (collateralized by non-U.S. government debt securities, value $302,820,000, 6.13% to 7.75%, 9/15/10 to 10/1/17).	294,000,000	294,000,000
Bank of America N.A. Tri-Party 5.42%, dated 9/28/07, due 10/1/07, maturity value $465,210,025 (collateralized by non-U.S. government debt securities, value $511,500,000, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000
Bank of America N.A. Tri-Party 5.45%, dated 9/28/07, due 10/1/07, maturity value $195,088,563 (collateralized by non-U.S. government debt securities, value $214,500,000, 0.00% to 10.00%, 2/23/36).	195,000,000	195,000,000
Bank of America N.A. Tri-Party 5.45%, dated 9/28/07, due 10/9/07, maturity value $190,316,403 (collateralized by non-U.S. government debt securities, value $209,000,000, 0.00% to 10.00%, 2/23/36).(b)	190,000,000	190,000,000
Bear Stearns Companies Inc. (The) Tri-Party 5.10%, dated 9/28/07, due 10/1/07, maturity value $400,170,000 (collateralized by U.S. government obligations, value $408,002,782, 3.50% to 16.00%, 8/1/08 to 8/1/47).	400,000,000	400,000,000

Citigroup Global Markets Holdings Inc. Tri-Party 5.37%, dated 9/28/07, due 10/1/07, maturity value $550,246,125 (collateralized by non-U.S. government debt securities, value $577,500,001, 5.01% to 6.14%, 6/25/37 to 12/10/49).	550,000,000	550,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.45%, dated 9/28/07, due 10/1/07, maturity value $310,140,792 (collateralized by non-U.S. government debt securities, value $346,205,453, 0.00% to 10.00%, 1/28/34 to 8/28/37).	310,000,000	310,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.45%, dated 9/28/07, due 10/1/07, maturity value $60,027,250 (collateralized by non-U.S. government debt securities, value $67,026,169, 0.00% to 10.00%, 1/28/34 to 8/28/37).	60,000,000	60,000,000
Credit Suisse First Boston Tri-Party 5.29%, dated 9/28/07, due 10/1/07, maturity value $500,220,417 (collateralized by non-U.S. government debt securities, value $525,002,521, 0.02% to 8.04%, 4/15/12 to 03/20/46).	500,000,000	500,000,000
Goldman Sachs Co. (The) Tri-Party 5.29%, dated 9/28/07, due 10/1/07, maturity value $312,244,587 (collateralized by non-U.S. government debt securities, value $327,712,351 0.05% to 7.52%, 12/18/09 to 8/12/48).	312,107,000	312,107,000
Goldman Sachs Co. (The) Tri-Party 5.43%, dated 9/28/07, due 10/1/07, maturity value $730,330,325 (collateralized by non-U.S. government debt securities, value $766,815,000, 0.00% to 8.33%, 3/15/10 to 12/25/46).	730,000,000	730,000,000
Greenwich Capital Markets Inc. Tri-Party 5.40%, dated 9/28/07, due 10/1/07, maturity value $400,180,000 (collateralized by non-U.S. government debt securities, value $440,000,856, 6.02% to 7.79%, 11/10/07 to 08/16/37).	400,000,000	400,000,000
HSBC Securities Inc. Tri-Party 5.30%, dated 9/28/07, due 10/1/07, maturity value $100,044,167 (collateralized by non-U.S. government debt securities, value $105,002,522, 4.20% to 9.00%, 1/15/10 to 11/15/35).	100,000,000	100,000,000
JP Morgan Securities Inc. Tri-Party 5.30%, dated 9/28/07, due 10/1/07, maturity value $105,046,375 (collateralized by non-U.S. government debt securities, value $108,151,374, 4.80% to 8.88%, 4/15/10 to 12/15/33).	105,000,000	105,000,000
JP Morgan Securities Inc. Tri-Party 5.40%, dated 9/28/07, due 10/1/07, maturity value $200,090,000 (collateralized by non-U.S. government debt securities, value $210,002,548, 4.63% to 10.50%, 4/17/49 to 6/1/67).	200,000,000	200,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.75%, dated 9/28/07, due 10/1/07, maturity value $280,134,167 (collateralized by U.S. government obligations, value $285,603,239, 4.50% to 5.50%, 10/1/35 to 6/1/37).	280,000,000	280,000,000
Merrill Lynch & Co. Inc. Tri-Party 5.35%, dated 9/28/07, due 10/1/07, maturity value $100,044,583 (collateralized by non-U.S. government debt securities, value $103,000,198, 6.00% to 7.19%, 4/1/16 to 7/30/50).	100,000,000	100,000,000
Merrill Lynch & Co. Inc. Tri-Party 5.35%, dated 9/28/07, due 10/1/07, maturity value $63,424,264 (collateralized by non-U.S. government debt securities, value $66,570,000, 0.00%, 8/1/54).	63,396,000	63,396,000
Morgan Stanley Tri-Party 5.45%, dated 9/28/07, due 10/3/08, maturity value $320,242,222 (collateralized by non-U.S. government debt securities, value $336,568,784, 4.86% to 6.75%, 12/25/36 to 7/10/43).(b)	320,000,000	320,000,000
Wachovia Capital Tri-Party 5.40%, dated 9/28/07, due 10/1/07, maturity value $400,180,000 (collateralized by non-U.S. government debt securities, value $420,000,000, 0.04% to 8.61%, 11/18/08 to 2/15/51).	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $6,014,503,000)		6,014,503,000

Security	Face Amount	Value
TIME DEPOSITS—3.52%
Citibank
4.00%, 10/01/07	350,000,000	350,000,000
Societe Generale
2.00%, 10/01/07	161,539,000	161,539,000
5.00%, 10/01/07	150,000,000	150,000,000
SunTrust Banks Inc.
4.00%, 10/01/07	275,000,000	275,000,000
Wells Fargo Bank N.A.
4.00%, 10/01/07	100,000,000	100,000,000

TOTAL TIME DEPOSITS
(Cost: $1,036,539,000)		1,036,539,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—29.17%
AIG Matched Funding Corp.
5.59%, 06/20/08(a)	20,000,000	19,999,850
Aire Valley Mortgages PLC Series 2007-1A Class 1A1
5.49%, 04/21/08(a)	75,000,000	75,000,000
Allstate Life Global Funding II
5.16%, 10/26/08(a)	140,000,000	140,026,685
5.72%, 10/03/08	55,000,000	54,999,577
5.81%, 10/14/08(a)	65,000,000	65,025,271
5.83%, 06/13/08(a)	80,000,000	80,040,377
5.89%, 10/07/08(a)	67,000,000	67,039,041

Allstate Life Global Funding Trusts
5.13%, 09/26/08	64,500,000	64,377,110
American Express Bank
5.76%, 05/16/08	247,500,000	247,545,913
American Express Credit Corp.
5.87%, 03/05/08	30,000,000	30,014,845
ANZ National (International) Ltd. London Branch
5.82%, 09/05/08(a)	75,000,000	75,000,000
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.73%, 11/19/07(a)	75,000,000	75,000,312
ASIF Global Financing
5.16%, 09/22/08(a)	75,000,000	74,998,034
Australia & New Zealand Banking Group Ltd.
5.16%, 09/22/08(a)	100,000,000	100,014,758
Bank of Ireland
5.36%, 09/12/08(a)	65,000,000	65,000,000
5.49%, 08/18/08(a)	70,000,000	70,000,015
5.50%, 06/18/08(a)	145,000,000	145,008,100
BMW US Capital LLC
5.75%, 09/04/08(a)	30,000,000	30,001,047
5.77%, 06/13/08(a)	200,000,000	200,045,253
BNP Paribas
5.50%, 05/19/08(a)	185,000,000	184,999,783
Brigantine High Grade Funding Ltd. Series 2006-1A Class A1A
5.53%, 12/05/07(a)	144,000,000	143,995,638
Commodore CDO Ltd. 2003-2A Class A1MM
5.78%, 12/12/07(a)	32,190,960	32,190,960
Commonwealth Bank of Australia
5.16%, 09/23/08(a)	50,000,000	50,010,423
Credit Agricole SA
5.35%, 08/22/08(a)	100,000,000	99,992,715
Cullinan Finance Corp.
5.73%, 01/15/08(a)	75,000,000	74,997,805
DEPFA Bank PLC
5.75%, 07/15/08(a)	200,000,000	200,034,593
Dorada Finance Inc.
5.25%, 10/23/07(a)	100,000,000	99,649,667
Fifth Third Bancorp
5.14%, 08/22/08(a)	200,000,000	200,027,052
Florida Heart Group PA/Florida Heart Group Holdings
5.13%, 10/01/08	8,485,000	8,485,000
General Electric Capital Corp.
5.16%, 10/24/08(a)	60,000,000	60,002,905
Granite Master Issuer PLC Series 2005-3 Class A
5.50%, 08/20/08(a)	375,000,000	375,000,000
Guiding Light Church
5.13%, 03/15/08	10,400,000	10,400,000
Hartford Life Global Funding Trust
5.79%, 09/12/08(a)	100,000,000	100,028,554
HBOS Treasury Services PLC
5.28%, 06/24/08(a)	150,000,000	150,051,845
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.73%, 10/15/07(a)	82,000,000	82,000,000
ING USA Annuity & Life Insurance Co.
5.44%, 01/10/08(b)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.13%, 11/01/07	46,000,000	46,000,000
JP Morgan Securities Inc.
5.34%, 01/28/08(b)	300,000,000	300,000,000
JPMorgan Chase & Co.
5.71%, 09/02/08	150,000,000	150,000,476
Kommunalkredit Austria AG
5.83%, 08/08/08	40,000,000	40,000,000
Lakeline Austin Development Ltd.
5.13%, 10/11/07	9,800,000	9,800,000
Leafs LLC
5.50%, 01/22/08(a)	95,714,542	95,714,541
5.50%, 02/20/08(a)	49,028,373	49,028,373
Lloyds TSB Group PLC
5.66%, 10/03/08(a)	15,000,000	14,973,662
5.77%, 10/03/08(a)	54,400,000	54,284,439
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
5.12%, 04/24/08(a)	106,531,450	106,505,628

Marshall & Ilsley Bank
5.75%, 08/14/08	115,000,000	115,007,508
Master Funding LLC
5.16%, 10/25/07(a)(b)	109,564,000	109,564,000
5.16%, 11/26/07(a)(b)	71,442,000	71,442,000
Merrill Lynch & Co. Inc.
5.39%, 11/26/07(b)	170,000,000	170,000,000
MetLife Insurance Co. of Connecticut
5.44%, 08/18/08(b)	50,000,000	50,000,000
Metropolitan Life Global Funding I
5.13%, 10/21/08(a)	75,000,000	75,000,000
5.83%, 10/06/08(a)	150,000,000	150,051,596
5.85%, 09/12/08(a)	40,000,000	40,035,550
Metropolitan Life Insurance Co.
5.44%, 07/18/08(b)	25,000,000	25,000,000
Metropolitan Life Insurance Funding
5.43%, 02/01/08(b)	50,000,000	50,000,000
Monumental Global Funding III
5.66%, 08/29/08(a)	150,000,000	150,000,000
Natexis Banques Populaires
5.35%, 09/08/08	60,000,000	60,004,633
5.35%, 09/09/08(a)	40,000,000	40,000,000
5.76%, 07/15/08	125,000,000	125,015,327
National City Bank (Ohio)
5.45%, 08/13/08	150,000,000	150,000,000
Nationwide Building Society
5.28%, 07/27/08(a)	315,000,000	315,140,314
5.87%, 07/03/08(a)	165,000,000	165,069,303
Newcastle CDO Ltd. Series 2005-6A Class IM1
5.16%, 04/24/08(a)	35,250,000	35,240,145
Newcastle CDO Ltd. Series 2005-6A Class IM2
5.16%, 01/24/08(a)	65,000,000	64,994,115
Nordea Bank AB
5.84%, 09/10/08(a)	225,000,000	225,035,235
Northern Rock PLC
5.78%, 08/01/08(a)	190,000,000	190,066,600
Paragon Mortgages PLC Series 15A Class A1
5.75%, 07/15/08(a)	180,000,000	180,000,000
PRICOA Global Funding I
5.12%, 08/27/08(a)	200,000,000	200,002,675
5.44%, 01/25/08	20,000,000	20,003,793
5.78%, 09/12/08(a)	10,000,000	9,988,754
Royal Bank of Canada
5.77%, 09/05/08(a)	200,000,000	200,000,000
Sedna Finance Inc.
5.52%, 11/15/07(a)	78,000,000	77,998,438
Skandinaviska Enskilda Banken
5.63%, 09/17/08(a)	150,000,000	150,014,090
Trap Rock Industries Inc.
5.13%, 10/17/08(a)	18,605,000	18,605,000
Trinitas Hospital
5.13%, 10/11/07(a)	14,675,000	14,675,000
Union Hamilton Special Funding LLC
5.24%, 12/21/07(a)	40,000,000	40,000,000
5.50%, 03/28/08	150,000,000	150,000,000
5.69%, 12/17/07(a)	50,000,000	50,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
5.75%, 07/17/08(a)	54,273,000	54,273,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
5.77%, 07/17/08(a)	187,623,000	187,623,000
Wells Fargo & Co.
5.83%, 10/14/08	50,000,000	50,020,120
Westpac Banking Corp.
5.60%, 08/14/08(a)	100,000,000	100,000,000
5.79%, 07/11/08	70,000,000	70,000,000
White Pine Finance LLC
5.48%, 05/19/08(a)	37,000,000	36,994,244
5.48%, 06/20/08(a)	75,000,000	74,993,338
5.69%, 06/02/08(a)	70,000,000	69,990,578

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $8,579,158,603)		8,579,158,603

TOTAL INVESTMENTS IN SECURITIES — 99.81%
(Cost: $29,355,664,236)	29,355,664,236
Other Assets, Less Liabilities — 0.19%	55,837,132

NET ASSETS — 100.00%	$29,411,501,368

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—6.04%
Banco Bilbao Vizcaya Argentaria SA
5.36%, 01/10/08	$50,000,000	$50,000,696
Credit Suisse First Boston NY
5.40%, 07/10/08(a)	100,000,000	100,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08	60,000,000	60,000,000
5.27%, 02/04/08	50,000,000	50,000,000
5.29%, 01/22/08	50,000,000	50,000,000
5.36%, 11/13/07	80,000,000	80,000,000
Royal Bank of Canada
5.07%, 06/30/08	100,000,000	99,871,527
Royal Bank of Scotland NY
5.35%, 11/16/07	80,000,000	80,000,000
5.66%, 07/03/08	70,000,000	69,915,424
Societe Generale
5.08%, 03/28/08(a)	45,000,000	44,984,389
5.27%, 05/14/08(a)	35,000,000	35,000,000
Westpac Banking Corp.
5.38%, 04/09/08	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $769,772,036)		769,772,036

Security	Face Amount	Value
COMMERCIAL PAPER—34.16%
Amstel Funding Corp.
6.10%, 11/30/07(a)	50,000,000	49,474,722
Amsterdam Funding Corp.
6.15%, 10/02/07(a)	100,000,000	99,948,750
Atlantic Asset Securitization Corp.
5.25%, 10/05/07(a)	125,000,000	124,890,625
5.30%, 10/12/07(a)	100,000,000	99,808,611
Barton Capital Corp.
5.20%, 10/10/07(a)	100,000,000	99,841,111
5.65%, 10/01/07(a)	146,285,000	146,239,083
CAFCO LLC
5.45%, 02/19/08(a)	125,000,000	122,293,923
5.50%, 11/09/07(a)	100,000,000	99,373,611
6.00%, 12/07/07(a)	200,000,000	197,700,000
Cancara Asset Securitisation Ltd.
5.20%, 12/14/07(a)	100,000,000	98,902,222
Chariot Funding LLC
5.25%, 10/25/07(a)	200,000,000	199,241,667
Concord Minutemen Capital Co. LLC
5.20%, 01/14/08(a)	25,000,000	24,613,611
5.21%, 11/28/07(a)	86,226,000	85,477,271
CRC Funding LLC
5.45%, 02/14/08(a)	75,000,000	73,433,125
5.50%, 11/09/07(a)	225,000,000	223,590,626
6.00%, 12/07/07(a)	200,000,000	197,700,000
Crown Point Capital Co. LLC
5.14%, 10/05/07(a)	52,033,000	51,988,424
Curzon Funding LLC
5.25%, 10/10/07(a)	50,000,000	49,919,792
Fairway Finance Corp.
5.25%, 10/05/07(a)	100,000,000	99,912,500

Falcon Asset Securitization Co. LLC
5.25%, 10/04/07(a)	150,000,000	149,890,625
5.45%, 02/20/08(a)	20,000,000	19,564,000
5.50%, 10/19/07(a)	6,500,000	6,480,139
General Electric Capital Corp.
5.15%, 10/19/07(a)	75,000,000	74,785,417
Grampian Funding LLC
5.55%, 12/20/07(a)	175,000,000	172,787,709
Kitty Hawk Funding Corp.
5.53%, 12/14/07(a)	82,793,000	81,827,311
Lexington Parker Capital Co. LLC
5.25%, 10/10/07(a)	50,000,000	49,919,792
Nationwide Building Society
5.20%, 01/16/08(a)	75,000,000	73,818,032
Polonius Inc.
5.26%, 10/10/07(a)	96,400,000	96,245,064
Ranger Funding Co. LLC
5.26%, 10/09/07(a)	200,000,000	199,707,777
5.45%, 03/14/08(a)	60,575,000	59,044,951
Sigma Finance Inc.
5.09%, 01/10/08(a)	50,000,000	49,271,132
5.09%, 02/12/08(a)	50,000,000	49,039,500
5.10%, 01/10/08(a)	40,000,000	39,416,905
Simba Funding Corp.
5.25%, 10/02/07(a)	150,000,000	149,934,375
Societe Generale North America Inc.
5.20%, 01/14/08(a)	25,000,000	24,613,611
Sydney Capital Corp.
5.55%, 10/05/07(a)	200,000,000	199,815,000
Ticonderoga Master Funding Ltd.
5.25%, 10/10/07(a)	50,000,000	49,919,792
UBS Finance Delaware LLC
4.95%, 03/25/08(a)	175,000,000	170,716,875
5.17%, 11/09/07(a)	100,000,000	99,411,195
5.25%, 03/17/08(a)	225,000,000	219,427,187
Variable Funding Capital Corp
5.91%, 11/19/07(a)	75,000,000	74,372,063
Yorktown Capital LLC
5.45%, 03/14/08(a)	100,000,000	97,474,125

TOTAL COMMERCIAL PAPER
(Cost: $4,351,832,251)		4,351,832,251

Security	Face Amount	Value
MEDIUM-TERM NOTES—3.34%
Asscher Finance Corp.
5.42%, 06/25/08(a)	50,000,000	50,000,000
Cullinan Finance Corp.
5.37%, 06/05/08(a)	70,000,000	69,997,609
5.40%, 02/05/08(a)	75,000,000	75,000,000
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08(b)	50,000,000	50,000,000
5.46%, 06/09/08(b)	100,000,000	100,000,000
Sedna Finance Inc.
5.34%, 03/05/08(a)	30,000,000	30,000,000
3M Co.
5.66%, 12/12/07(a)	50,000,000	50,036,978

TOTAL MEDIUM-TERM NOTES
(Cost: $425,034,587)		425,034,587

Security	Face Amount	Value
REPURCHASE AGREEMENTS—23.90%
Banc of America Securities LLC Tri-Party 5.07%, dated 9/28/07, due 10/1/07, maturity value $40,016,900 (collateralized by U.S. government obligations, value $41,026,523, 5.50%, 7/1/34 to 8/25/34).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 5.32%, dated 9/28/07, due 10/1/07, maturity value $250,110,833 (collateralized by non-U.S. government debt securities, value $258,808,099, 4.00% to 9.88%, 1/15/09 to 2/15/28).	250,000,000	250,000,000
Bank of America N.A. Tri-Party 5.10%, dated 9/28/07, due 10/1/07, maturity value $250,106,250 (collateralized by U.S. government obligations, value $255,000,000, 5.00%, 3/1/34).	250,000,000	250,000,000
Bank of America N.A. Tri-Party 5.45%, dated 9/28/07, due 10/1/07, maturity value $85,038,604 (collateralized by non-U.S. government debt securities, value $93,500,001, 0.00% to 10.00%, 2/23/36).	85,000,000	85,000,000
Bank of America N.A. Tri-Party 5.45%, dated 9/7/07, due 10/9/07, maturity value $135,654,000 (collateralized by non-U.S. government debt securities, value $148,500,001, 0.00% to 10.00%, 2/23/36).(b)	135,000,000	135,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 5.35%, dated 9/28/07, due 10/1/07, maturity value $150,066,875 (collateralized by non-U.S. government debt securities, value $178,559,959, 0.00% to 10.00%, 2/7/17 to 11/30/60).	150,000,000	150,000,000
Credit Suisse Securities Tri-Party 5.10%, dated 9/28/07, due 10/1/07, maturity value $250,106,250 (collateralized by U.S. government obligations, value $255,000,487, 3.74% to 7.26%, 12/1/11 to 8/1/37).	250,000,000	250,000,000
Credit Suisse Securities Tri-Party 5.35%, dated 9/28/07, due 10/1/07, maturity value $350,156,042 (collateralized by non-U.S. government debt securities, value $367,497,334, 5.00% to 11.63%, 4/15/08 to 6/1/67).	350,000,000	350,000,000
Goldman Sachs & Co. Tri-Party 5.08%, dated 9/28/07, due 10/1/07, maturity value $200,084,667 (collateralized by U.S. government obligations, value $206,000,000, 5.48% to 6.51%, 4/15/18 to 3/25/37).	200,000,000	200,000,000
Goldman Sachs & Co. Tri-Party 5.08%, dated 9/28/07, due 10/1/07, maturity value $9,990,227 (collateralized by U.S. government obligations, value $10,285,580, 0.00% to 6.01%, 6/25/28 to 5/25/36).	9,986,000	9,986,000
Goldman Sachs Group Inc. (The) Tri-Party 5.29%, dated 9/28/07, due 10/1/07, maturity value $200,088,167 (collateralized by non-U.S. government debt securities, value $210,000,000, 0.00% to 7.50%, 7/14/11 to 6/25/47).	200,000,000	200,000,000
Goldman Sachs Group Inc. (The) Tri-Party 5.43%, dated 9/28/07, due 10/1/07, maturity value $205,092,763 (collateralized by non-U.S. government debt securities, value $215,355,000, 4.01% to 7.50%, 4/15/09 to 12/10/46).	205,000,000	205,000,000
JP Morgan Securities Inc. Tri-Party 5.30%, dated 9/28/07, due 10/1/07, maturity value $45,019,875 (collateralized by non-U.S. government debt securities, value $46,354,100, 6.20% to 7.19%, 8/1/12 to 7/30/50).	45,000,000	45,000,000
JP Morgan Securities Inc. Tri-Party 5.40%, dated 9/28/07, due 10/1/07, maturity value $300,135,000 (collateralized by non-U.S. government debt securities, value $315,000,742, 3.50% to 10.00%, 10/1/07 to 1/5/36).	300,000,000	300,000,000
Lehman Brothers Holdings Inc. Tri-Party 5.75%, dated 8/30/07, due 10/1/07, maturity value $115,587,778 (collateralized by U.S. government obligations, value $117,300,222, 5.50% to 6.00%, 6/1/37 to 9/1/37).	115,000,000	115,000,000
Merrill Lynch & Co. Inc. Tri-Party 5.35%, dated 9/28/07, due 10/1/07, maturity value $450,200,625 (collateralized by non-U.S. government debt securities, value $463,749,709, 3.35% to 9.00%, 1/28/08 to 9/15/37).	450,000,000	450,000,000
Morgan Stanley Tri-Party 5.05%, dated 9/28/07, due 10/1/07, maturity value $10,004,208 (collateralized by U.S. government obligations, value $10,248,436, 6.39%, 8/1/34).	10,000,000	10,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $3,044,986,000)		3,044,986,000

Security	Face Amount	Value
TIME DEPOSITS—6.84%
Societe Generale
2.00%, 10/01/07	172,065,000	172,065,000
5.00%, 10/01/07	174,721,000	174,721,000
SunTrust Banks Inc.
4.00%, 10/01/07	225,000,000	225,000,000
Wells Fargo Bank N.A.
4.00%, 10/01/07	100,000,000	100,000,000
4.75%, 10/01/07	200,000,000	200,000,000

TOTAL TIME DEPOSITS
(Cost: $871,786,000)		871,786,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—25.44%
AIG Matched Funding Corp.
5.59%, 06/20/08(a)	9,000,000	8,999,932
5.69%, 06/16/08(a)	10,000,000	9,999,867
Aire Valley Mortgages PLC Series 2007-1A Class 1A1
5.49%, 04/21/08(a)	45,000,000	45,000,000
Allstate Life Global Funding II
5.16%, 10/26/08(a)	160,000,000	160,003,965
5.72%, 10/03/08	45,000,000	45,000,000
5.81%, 10/14/08(a)	85,000,000	85,019,241
5.89%, 10/07/08(a)	58,000,000	58,005,770
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.73%, 11/19/07(a)	50,000,000	50,000,000
Arkle Master Issuer PLC Series 2007-1A Class 1A
5.73%, 05/19/08(a)	125,000,000	125,000,000
ASIF Global Financing
5.16%, 09/22/08(a)	75,000,000	74,998,028
Bank of Ireland
5.36%, 09/12/08(a)	35,000,000	35,000,000
Brigantine High Grade Funding Ltd. Series 2006-1A Class A1A
5.53%, 12/05/07(a)	55,000,000	54,998,738
Citigroup Global Markets Holdings Inc.
5.82%, 01/25/08	350,000,000	350,000,000
DEPFA Bank PLC
5.75%, 07/15/08(a)	50,000,000	50,000,000
Deutsche Bank AG
5.69%, 08/29/08	100,000,000	99,992,923
General Electric Capital Corp.
5.16%, 10/24/08(a)	65,000,000	65,000,000
Granite Master Issuer PLC Series 2005-3 Class A
5.50%, 08/20/08(a)	125,000,000	125,000,000
Hartford Life Global Funding Trust
5.79%, 09/12/08(a)	100,000,000	100,000,000
Holmes Master Issuer PLC Series 2006-1A Class 1A
5.73%, 10/15/07(a)	93,000,000	93,000,000
ING USA Annuity & Life Insurance Co.
5.44%, 01/10/08(b)	45,000,000	45,000,000
Leafs LLC
5.50%, 12/20/07(a)	49,027,332	49,027,332
5.50%, 01/22/08(a)	51,370,733	51,370,733
Merrill Lynch & Co. Inc.
5.39%, 11/26/07(b)	65,000,000	65,000,000
Metropolitan Life Global Funding I
5.83%, 10/06/08(a)	139,680,000	139,685,116
5.85%, 09/12/08(a)	40,000,000	40,035,550
Metropolitan Life Insurance Co.
5.44%, 07/25/08(b)	50,000,000	50,000,000
Metropolitan Life Insurance Funding
5.44%, 08/01/08(b)	15,000,000	15,000,000
Monumental Global Funding III
5.66%, 08/29/08(a)	50,000,000	50,000,000
Morgan Stanley
5.85%, 10/02/08	100,000,000	100,000,000
Nationwide Building Society
5.28%, 07/27/08	50,000,000	50,000,000
5.87%, 07/03/08(a)	135,000,000	135,014,413
Newcastle CDO Ltd. Series 2005-6A Class IM1
5.16%, 04/24/08(a)	45,000,000	44,987,418
Newcastle CDO Ltd. Series 2005-6A Class IM2
5.16%, 01/24/08(a)	35,000,000	34,997,752

Paragon Mortgages PLC Series 15A Class A1
5.75%, 07/15/08(a)	60,000,000	60,000,000
Rabobank Nederland NV
5.52%, 09/15/08(a)	140,000,000	140,000,000
Royal Bank of Canada
5.77%, 09/05/08(a)	100,000,000	100,000,000
Royal Bank of Scotland PLC
5.41%, 07/21/08(a)	20,000,000	20,007,965
UBS AG Stamford Branch
5.72%, 08/15/08	100,000,000	100,000,000
Union Hamilton Special Funding LLC
5.24%, 12/21/07(a)	50,000,000	50,000,000
5.50%, 03/28/08	100,000,000	100,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
5.75%, 07/17/08(a)	23,000,000	23,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
5.77%, 07/17/08(a)	80,000,000	80,000,000
White Pine Finance LLC
5.48%, 06/20/08(a)	35,000,000	34,996,891
Wind Master Trust Series 2007-K1 Class A1
5.13%, 03/25/08(a)(b)	27,452,000	27,452,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,240,593,634)		3,240,593,634

TOTAL INVESTMENTS IN SECURITIES — 99.72%
(Cost: $12,704,004,508)		12,704,004,508
Other Assets, Less Liabilities — 0.28%		35,578,613

NET ASSETS — 100.00%		$12,739,583,121

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Security	Shares	Value
COMMON STOCKS—97.00%

ADVERTISING—0.15%
Interpublic Group of Companies Inc. (The)(a)(b)	92,872	$964,011
Omnicom Group Inc.(b)	69,842	3,358,702

		4,322,713
AEROSPACE & DEFENSE—2.31%
Boeing Co. (The)	162,180	17,027,278
General Dynamics Corp.(b)	83,051	7,015,318
Goodrich Corp.(b)	25,555	1,743,618
L-3 Communications Holdings Inc.	25,514	2,606,000
Lockheed Martin Corp.	72,809	7,899,048
Northrop Grumman Corp.	70,607	5,507,346
Raytheon Co.(b)	90,883	5,800,153
Rockwell Collins Inc.	34,478	2,518,273
United Technologies Corp.	205,299	16,522,464

		66,639,498
AGRICULTURE—1.67%
Altria Group Inc.	435,071	30,250,487
Archer-Daniels-Midland Co.	134,340	4,443,967
Monsanto Co.(b)	112,558	9,650,723
Reynolds American Inc.(b)	35,001	2,225,714
UST Inc.(b)	32,833	1,628,517

		48,199,408
AIRLINES—0.08%
Southwest Airlines Co.(b)	161,682	2,392,894

		2,392,894
APPAREL—0.41%
Coach Inc.(a)	75,727	3,579,615
Jones Apparel Group Inc.(b)	22,672	479,059
Liz Claiborne Inc.(b)	20,949	719,179
Nike Inc. Class B	77,984	4,574,541
Polo Ralph Lauren Corp.	12,453	968,221
VF Corp.(b)	18,226	1,471,749

		11,792,364
AUTO MANUFACTURERS—0.42%
Ford Motor Co.(a)(b)	428,704	3,639,697
General Motors Corp.(b)	115,579	4,241,749
PACCAR Inc.(b)	51,054	4,352,354

		12,233,800
AUTO PARTS & EQUIPMENT—0.21%
Goodyear Tire & Rubber Co. (The)(a)	41,316	1,256,420
Johnson Controls Inc.	40,560	4,790,542

		6,046,962
BANKS—5.70%
Banco Bilbao Vizcaya Argentaria SA SP ADR	1	22
Bank of America Corp.	918,829	46,189,534
Bank of New York Mellon Corp. (The)	233,052	10,286,915
BB&T Corp.	111,759	4,513,946
Comerica Inc.	32,626	1,673,061
Commerce Bancorp Inc.	38,344	1,486,980
Discover Financial Services LLC(a)	105,234	2,188,867
Fifth Third Bancorp(b)	114,063	3,864,454

First Horizon National Corp.(b)	25,534	680,736
Huntington Bancshares Inc.	75,447	1,281,090
KeyCorp	82,035	2,652,192
M&T Bank Corp.(b)	15,826	1,637,200
Marshall & Ilsley Corp.(b)	52,668	2,305,278
National City Corp.(b)	126,157	3,165,279
Northern Trust Corp.	38,275	2,536,484
PNC Financial Services Group Inc. (The)	70,844	4,824,476
Regions Financial Corp.	149,042	4,393,758
State Street Corp.	82,001	5,589,188
SunTrust Banks Inc.	73,126	5,533,444
Synovus Financial Corp.(b)	66,690	1,870,655
U.S. Bancorp(b)	362,329	11,786,562
Wachovia Corp.	394,365	19,777,405
Wells Fargo & Co.	690,178	24,584,140
Zions Bancorporation	22,159	1,521,659

		164,343,325
BEVERAGES—2.16%
Anheuser-Busch Companies Inc.	157,219	7,859,378
Brown-Forman Corp. Class B(b)	16,146	1,209,497
Coca-Cola Co. (The)	415,586	23,883,727
Coca-Cola Enterprises Inc.	56,780	1,375,212
Constellation Brands Inc. Class A(a)(b)	42,569	1,030,595
Molson Coors Brewing Co. Class B	12,723	1,268,101
Pepsi Bottling Group Inc.	27,577	1,025,037
PepsiCo Inc.	335,937	24,610,745

		62,262,292
BIOTECHNOLOGY—0.92%
Amgen Inc.(a)	225,461	12,754,329
Biogen Idec Inc.(a)	59,034	3,915,725
Celgene Corp.(a)(b)	77,697	5,540,573
Genzyme Corp.(a)(b)	53,706	3,327,624
Millipore Corp.(a)(b)	11,586	878,219

		26,416,470
BUILDING MATERIALS—0.11%
American Standard Companies Inc.	35,538	1,265,864
Masco Corp.(b)	80,794	1,871,997

		3,137,861
CHEMICALS—1.38%
Air Products and Chemicals Inc.(b)	45,016	4,400,764
Ashland Inc.	12,844	773,337
Dow Chemical Co. (The)	195,888	8,434,937
Du Pont (E.I.) de Nemours and Co.(b)	189,895	9,411,196
Eastman Chemical Co.(b)	16,934	1,130,006
Ecolab Inc.(b)	36,468	1,721,290
Hercules Inc.(b)	22,474	472,403
International Flavors & Fragrances Inc.	15,978	844,597
PPG Industries Inc.	33,738	2,548,906
Praxair Inc.	65,990	5,527,322
Rohm & Haas Co.(b)	28,866	1,606,970
Sherwin-Williams Co. (The)(b)	22,658	1,488,857
Sigma-Aldrich Corp.(b)	26,829	1,307,645

		39,668,230
COAL—0.15%
CONSOL Energy Inc.(b)	37,143	1,730,864
Peabody Energy Corp.	53,854	2,577,991

		4,308,855
COMMERCIAL SERVICES—0.61%
Apollo Group Inc. Class A(a)(b)	28,383	1,707,237
Block (H & R) Inc.(b)	65,736	1,392,288
Convergys Corp.(a)	28,199	489,535

Donnelley (R.R.) & Sons Co.(b)	44,218	1,616,610
Equifax Inc.	29,014	1,106,014
McKesson Corp.(b)	60,651	3,565,672
Monster Worldwide Inc.(a)	26,164	891,146
Moody’s Corp.(b)	48,021	2,420,258
Robert Half International Inc.	34,709	1,036,411
Western Union Co.	157,703	3,307,032

		17,532,203
COMPUTERS—4.48%
Affiliated Computer Services Inc. Class A(a)	22,827	1,146,828
Apple Inc.(a)	179,658	27,584,689
Cognizant Technology Solutions Corp.(a)(b)	28,952	2,309,501
Computer Sciences Corp.(a)	35,038	1,958,624
Dell Inc.(a)	467,542	12,904,159
Electronic Data Systems Corp.	105,920	2,313,293
EMC Corp.(a)(b)	441,829	9,190,043
Hewlett-Packard Co.	538,058	26,789,908
International Business Machines Corp.	281,719	33,186,498
Lexmark International Inc. Class A(a)	20,167	837,536
NCR Corp.(a)	36,237	1,804,603
Network Appliance Inc.(a)(b)	76,355	2,054,713
SanDisk Corp.(a)	46,504	2,562,370
Sun Microsystems Inc.(a)	736,902	4,134,020
Unisys Corp.(a)(b)	68,634	454,357

		129,231,142
COSMETICS & PERSONAL CARE—2.00%
Avon Products Inc.(b)	90,814	3,408,249
Colgate-Palmolive Co.	105,166	7,500,439
Estee Lauder Companies Inc. (The) Class A(b)	26,094	1,107,951
Procter & Gamble Co. (The)	649,699	45,699,828

		57,716,467
DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.	34,947	1,747,350
Grainger (W.W.) Inc.	15,209	1,386,909

		3,134,259
DIVERSIFIED FINANCIAL SERVICES—7.37%
American Express Co.	246,440	14,631,143
Ameriprise Financial Inc.	49,445	3,120,474
Bear Stearns Companies Inc. (The)(b)	24,223	2,974,827
Capital One Financial Corp.	84,790	5,632,600
CIT Group Inc.	40,489	1,627,658
Citigroup Inc.	1,029,907	48,065,760
CME Group Inc.(b)	11,286	6,628,832
Countrywide Financial Corp.(b)	121,365	2,307,149
E*TRADE Financial Corp.(a)	87,145	1,138,114
Federal Home Loan Mortgage Corp.	137,312	8,102,781
Federal National Mortgage Association	200,327	12,181,885
Federated Investors Inc. Class B(b)	18,457	732,743
Franklin Resources Inc.	34,068	4,343,670
Goldman Sachs Group Inc. (The)	84,844	18,389,089
IntercontinentalExchange Inc.(a)	14,375	2,183,562
Janus Capital Group Inc.(b)	37,756	1,067,740
JPMorgan Chase & Co.	705,558	32,328,668
Legg Mason Inc.(b)	26,859	2,263,945
Lehman Brothers Holdings Inc.	109,430	6,755,114
Merrill Lynch & Co. Inc.	180,498	12,865,897
Morgan Stanley	217,185	13,682,655
Rowe (T.) Price Group Inc.	54,352	3,026,863
Schwab (Charles) Corp. (The)	203,400	4,393,440
SLM Corp.	84,111	4,177,793

		212,622,402

ELECTRIC—3.09%
AES Corp. (The)(a)(b)	135,652	2,718,466
Allegheny Energy Inc.(a)	33,702	1,761,267
Ameren Corp.(b)	43,106	2,263,065
American Electric Power Co. Inc.	83,793	3,861,181
CenterPoint Energy Inc.(b)	64,098	1,027,491
CMS Energy Corp.(b)	44,548	749,297
Consolidated Edison Inc.(b)	55,823	2,584,605
Constellation Energy Group Inc.	37,104	3,183,152
Dominion Resources Inc.(b)	60,991	5,141,541
DTE Energy Co.	36,302	1,758,469
Duke Energy Corp.(b)	258,027	4,822,525
Dynegy Inc. Class A(a)(b)	87,247	806,162
Edison International	66,605	3,693,247
Entergy Corp.	41,783	4,524,681
Exelon Corp.	138,307	10,422,816
FirstEnergy Corp.	65,105	4,123,751
FPL Group Inc.	83,191	5,064,668
Integrys Energy Group Inc.	15,344	786,073
PG&E Corp.(b)	73,337	3,505,509
Pinnacle West Capital Corp.(b)	21,114	834,214
PPL Corp.	78,608	3,639,550
Progress Energy Inc.(b)	52,436	2,456,627
Public Service Enterprise Group Inc.(b)	51,839	4,561,314
Southern Co. (The)(b)	157,151	5,701,438
TECO Energy Inc.(b)	42,072	691,243
TXU Corp.	96,996	6,641,316
Xcel Energy Inc.(b)	83,030	1,788,466

		89,112,134
ELECTRICAL COMPONENTS & EQUIPMENT—0.33%
Emerson Electric Co.(b)	164,103	8,733,562
Molex Inc.(b)	28,459	766,401

		9,499,963
ELECTRONICS—0.60%
Agilent Technologies Inc.(a)(b)	83,656	3,085,233
Applied Biosystems Group	37,353	1,293,908
Jabil Circuit Inc.(b)	38,280	874,315
PerkinElmer Inc.	25,261	737,874
Solectron Corp.(a)	183,556	715,868
Tektronix Inc.	16,709	463,508
Thermo Fisher Scientific Inc.(a)	87,335	5,040,976
Tyco Electronics Ltd.(a)	102,039	3,615,242
Waters Corp.(a)(b)	20,728	1,387,118

		17,214,042
ENGINEERING & CONSTRUCTION—0.09%
Fluor Corp.	17,971	2,587,465

		2,587,465
ENTERTAINMENT—0.10%
International Game Technology Inc.	69,343	2,988,683

		2,988,683
ENVIRONMENTAL CONTROL—0.16%
Allied Waste Industries Inc.(a)	50,926	649,306
Waste Management Inc.	109,393	4,128,492

		4,777,798
FOOD—1.75%
Campbell Soup Co.	46,437	1,718,169
ConAgra Foods Inc.	104,058	2,719,036
Dean Foods Co.	27,471	702,708
General Mills Inc.	70,568	4,093,650
Heinz (H.J.) Co.	67,308	3,109,630
Hershey Co. (The)(b)	35,322	1,639,294
Kellogg Co.	52,616	2,946,496

Kraft Foods Inc.(b)	331,395	11,436,441
Kroger Co. (The)	146,597	4,180,946
McCormick & Co. Inc. NVS	26,498	953,133
Safeway Inc.(b)	90,564	2,998,574
Sara Lee Corp.	152,918	2,552,201
SUPERVALU Inc.	42,632	1,663,074
Sysco Corp.	126,333	4,496,191
Tyson Foods Inc. Class A	50,984	910,064
Whole Foods Market Inc.(b)	28,912	1,415,532
Wrigley (William Jr.) Co.(b)	45,021	2,891,699

		50,426,838
FOREST PRODUCTS & PAPER—0.36%
International Paper Co.(b)	92,943	3,333,865
MeadWestvaco Corp.	37,213	1,098,900
Plum Creek Timber Co. Inc.(b)	36,682	1,641,886
Temple-Inland Inc.	22,099	1,163,070
Weyerhaeuser Co.	42,903	3,101,887

		10,339,608
GAS—0.16%
Nicor Inc.(b)	8,873	380,652
NiSource Inc.	55,293	1,058,308
Sempra Energy	54,249	3,152,952

		4,591,912
HAND & MACHINE TOOLS—0.09%
Black & Decker Corp. (The)(b)	14,618	1,217,679
Snap-On Inc.	11,671	578,181
Stanley Works (The)(b)	16,393	920,139

		2,715,999
HEALTH CARE - PRODUCTS—3.04%
Bard (C.R.) Inc.(b)	21,110	1,861,691
Bausch & Lomb Inc.	10,948	700,672
Baxter International Inc.	133,815	7,531,108
Becton, Dickinson and Co.	50,400	4,135,320
Boston Scientific Corp.(a)(b)	266,829	3,722,265
Covidien Ltd.(a)	102,039	4,234,619
Johnson & Johnson	598,832	39,343,262
Medtronic Inc.(b)	236,984	13,368,267
Patterson Companies Inc.(a)(b)	28,028	1,082,161
St. Jude Medical Inc.(a)(b)	72,203	3,181,986
Stryker Corp.(b)	51,304	3,527,663
Varian Medical Systems Inc.(a)	26,441	1,107,613
Zimmer Holdings Inc.(a)	48,843	3,955,795

		87,752,422
HEALTH CARE - SERVICES—1.35%
Aetna Inc.	108,547	5,890,846
Coventry Health Care Inc.(a)	32,504	2,022,074
Humana Inc.(a)	34,051	2,379,484
Laboratory Corp. of America Holdings(a)	25,588	2,001,749
Manor Care Inc.(b)	15,138	974,887
Quest Diagnostics Inc.(b)	32,510	1,878,103
Tenet Healthcare Corp.(a)(b)	95,718	321,612
UnitedHealth Group Inc.	276,005	13,366,922
WellPoint Inc.(a)	126,807	10,007,608

		38,843,285
HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp.(b)	33,997	1,639,335

		1,639,335
HOME BUILDERS—0.10%
Centex Corp.(b)	24,290	645,385
Horton (D.R.) Inc.(b)	56,495	723,701

KB Home(b)	15,855	397,326
Lennar Corp. Class A(b)	28,266	640,225
Pulte Homes Inc.(b)	43,268	588,877

		2,995,514
HOME FURNISHINGS—0.09%
Harman International Industries Inc.	13,353	1,155,302
Whirlpool Corp.(b)	15,988	1,424,531

		2,579,833
HOUSEHOLD PRODUCTS & WARES—0.41%
Avery Dennison Corp.(b)	19,797	1,128,825
Clorox Co. (The)(b)	30,723	1,873,796
Fortune Brands Inc.(b)	30,914	2,519,182
Kimberly-Clark Corp.	88,119	6,191,241

		11,713,044
HOUSEWARES—0.06%
Newell Rubbermaid Inc.(b)	56,544	1,629,598

		1,629,598
INSURANCE—4.54%
ACE Ltd.(b)	66,526	4,029,480
Aflac Inc.	101,080	5,765,603
Allstate Corp. (The)	123,203	7,045,980
Ambac Financial Group Inc.(b)	21,649	1,361,939
American International Group Inc.	534,513	36,159,804
Aon Corp.(b)	63,258	2,834,591
Assurant Inc.(b)	20,609	1,102,582
Chubb Corp.	84,132	4,512,840
CIGNA Corp.	61,415	3,272,805
Cincinnati Financial Corp.	35,503	1,537,635
Genworth Financial Inc. Class A	90,296	2,774,796
Hartford Financial Services Group Inc. (The)	65,048	6,020,192
Lincoln National Corp.	57,856	3,816,760
Loews Corp.	93,383	4,515,068
Marsh & McLennan Companies Inc.(b)	113,405	2,891,828
MBIA Inc.(b)	27,513	1,679,669
MetLife Inc.	152,203	10,613,115
MGIC Investment Corp.(b)	17,102	552,566
Principal Financial Group Inc.(b)	55,116	3,477,268
Progressive Corp. (The)(b)	155,380	3,015,926
Prudential Financial Inc.	96,789	9,444,671
Safeco Corp.(b)	22,968	1,406,101
Torchmark Corp.	19,892	1,239,669
Travelers Companies Inc. (The)	139,035	6,999,022
Unum Group(b)	69,954	1,711,774
XL Capital Ltd. Class A(b)	37,854	2,998,037

		130,779,721
INTERNET—1.99%
Akamai Technologies Inc.(a)(b)	35,917	1,031,895
Amazon.com Inc.(a)	63,598	5,924,154
eBay Inc.(a)	236,434	9,225,655
Google Inc. Class A(a)	47,706	27,062,183
IAC/InterActiveCorp(a)	44,597	1,323,193
Symantec Corp.(a)	193,059	3,741,483
VeriSign Inc.(a)(b)	50,202	1,693,815
Yahoo! Inc.(a)	274,205	7,359,662

		57,362,040
INVESTMENT COMPANIES—0.05%
American Capital Strategies Ltd.(b)	36,448	1,557,423

		1,557,423
IRON & STEEL—0.30%
Allegheny Technologies Inc.	21,685	2,384,266

Nucor Corp.	62,038	3,689,400
United States Steel Corp.	24,753	2,622,333

		8,695,999
LEISURE TIME—0.25%
Brunswick Corp.(b)	18,920	432,511
Carnival Corp.	90,954	4,404,902
Harley-Davidson Inc.(b)	53,112	2,454,306

		7,291,719
LODGING—0.48%
Harrah’s Entertainment Inc.	38,002	3,303,514
Hilton Hotels Corp.	78,966	3,671,129
Marriott International Inc. Class A	69,132	3,005,168
Starwood Hotels & Resorts Worldwide Inc.	43,821	2,662,126
Wyndham Worldwide Corp.	40,648	1,331,628

		13,973,565
MACHINERY—0.85%
Caterpillar Inc.	133,036	10,434,013
Cummins Inc.	21,653	2,769,202
Deere & Co.(b)	47,032	6,980,489
Rockwell Automation Inc.(b)	33,658	2,339,568
Terex Corp.(a)(b)	21,161	1,883,752

		24,407,024
MANUFACTURING—5.10%
Cooper Industries Ltd.	37,334	1,907,394
Danaher Corp.(b)	49,505	4,094,559
Dover Corp.	41,899	2,134,754
Eastman Kodak Co.(b)	58,666	1,569,902
Eaton Corp.	30,481	3,018,838
General Electric Co.	2,124,479	87,953,431
Honeywell International Inc.	157,782	9,383,296
Illinois Tool Works Inc.(b)	85,736	5,113,295
Ingersoll-Rand Co. Ltd. Class A	62,107	3,382,968
ITT Industries Inc.	37,706	2,561,369
Leggett & Platt Inc.(b)	36,156	692,749
Pall Corp.(b)	25,222	981,136
Parker Hannifin Corp.	24,181	2,704,161
Textron Inc.(b)	51,308	3,191,871
3M Co.	147,169	13,772,075
Tyco International Ltd.	102,039	4,524,409

		146,986,207
MEDIA—2.81%
CBS Corp. Class B	146,647	4,619,381
Clear Channel Communications Inc.	101,547	3,801,920
Comcast Corp. Class A(a)	641,114	15,502,137
DIRECTV Group Inc. (The)(a)	157,516	3,824,488
Dow Jones & Co. Inc.	13,256	791,383
Gannett Co. Inc.(b)	47,969	2,096,245
McGraw-Hill Companies Inc. (The)	72,401	3,685,935
Meredith Corp.	7,699	441,153
New York Times Co. (The) Class A(b)	29,444	581,813
News Corp. Class A	478,746	10,527,625
Scripps (E.W.) Co. Class A	16,842	707,364
Time Warner Inc.	781,877	14,355,262
Tribune Co.	17,371	474,576
Viacom Inc. Class B(a)(b)	142,773	5,563,864
Walt Disney Co. (The)(b)	407,082	13,999,550

		80,972,696
METAL FABRICATE & HARDWARE—0.14%
Precision Castparts Corp.	28,147	4,165,193

		4,165,193

MINING—0.74%
Alcoa Inc.	179,815	7,034,363
Freeport-McMoRan Copper & Gold Inc.	79,610	8,350,293
Newmont Mining Corp.	92,010	4,115,607
Vulcan Materials Co.(b)	19,406	1,730,045

		21,230,308
OFFICE & BUSINESS EQUIPMENT—0.19%
Pitney Bowes Inc.(b)	45,076	2,047,352
Xerox Corp.(a)	196,818	3,412,824

		5,460,176
OIL & GAS—8.98%
Anadarko Petroleum Corp.(b)	96,299	5,176,071
Apache Corp.	68,141	6,136,778
Chesapeake Energy Corp.(b)	85,795	3,025,132
Chevron Corp.	444,082	41,557,194
ConocoPhillips	337,016	29,579,894
Devon Energy Corp.	91,304	7,596,493
ENSCO International Inc.	31,162	1,748,188
EOG Resources Inc.(b)	51,447	3,721,162
Exxon Mobil Corp.	1,153,072	106,728,344
Hess Corp.	56,578	3,764,134
Marathon Oil Corp.	140,539	8,013,534
Murphy Oil Corp.	38,172	2,667,841
Nabors Industries Ltd.(a)(b)	62,218	1,914,448
Noble Corp.	55,178	2,706,481
Occidental Petroleum Corp.	174,639	11,190,867
Rowan Companies Inc.(b)	22,183	811,454
Sunoco Inc.(b)	25,748	1,822,443
Tesoro Corp.	28,414	1,307,612
Transocean Inc.(a)	59,764	6,756,320
Valero Energy Corp.(b)	113,718	7,639,575
XTO Energy Inc.	81,158	5,018,811

		258,882,776
OIL & GAS SERVICES—1.87%
Baker Hughes Inc.(b)	66,198	5,982,313
BJ Services Co.(b)	60,173	1,597,593
Halliburton Co.	188,210	7,227,264
National Oilwell Varco Inc.(a)	36,239	5,236,536
Schlumberger Ltd.	248,106	26,051,130
Smith International Inc.(b)	42,038	3,001,513
Weatherford International Ltd.(a)(b)	70,294	4,722,351

		53,818,700
PACKAGING & CONTAINERS—0.12%
Ball Corp.	20,948	1,125,955
Bemis Co. Inc.	21,485	625,428
Pactiv Corp.(a)	27,728	794,684
Sealed Air Corp.	32,585	832,873

		3,378,940
PHARMACEUTICALS—5.41%
Abbott Laboratories	318,286	17,066,495
Allergan Inc.(b)	63,678	4,105,321
AmerisourceBergen Corp.	39,991	1,812,792
Barr Pharmaceuticals Inc.(a)(b)	21,807	1,241,036
Bristol-Myers Squibb Co.	411,191	11,850,525
Cardinal Health Inc.	77,849	4,867,898
Express Scripts Inc.(a)	55,412	3,093,098
Forest Laboratories Inc.(a)	64,716	2,413,260
Gilead Sciences Inc.(a)	195,773	8,001,243
Hospira Inc.(a)	31,677	1,313,012
King Pharmaceuticals Inc.(a)	49,069	575,089
Lilly (Eli) and Co.	202,991	11,556,278
Medco Health Solutions Inc.(a)	57,817	5,226,079

Merck & Co. Inc.	449,372	23,228,039
Mylan Laboratories Inc.(b)	48,862	779,838
Pfizer Inc.	1,443,943	35,275,527
Schering-Plough Corp.(b)	331,873	10,497,143
Watson Pharmaceuticals Inc.(a)(b)	20,369	659,956
Wyeth	277,054	12,342,756

		155,905,385
PIPELINES—0.40%
El Paso Corp.	144,037	2,444,308
Questar Corp.(b)	35,056	1,841,492
Spectra Energy Corp.(b)	129,222	3,163,355
Williams Companies Inc. (The)(b)	121,831	4,149,564

		11,598,719
REAL ESTATE—0.04%
CB Richard Ellis Group Inc. Class A(a)(b)	37,669	1,048,705

		1,048,705
REAL ESTATE INVESTMENT TRUSTS—1.13%
Apartment Investment and Management Co. Class A(b)	19,785	892,897
Archstone-Smith Trust	46,672	2,806,854
AvalonBay Communities Inc.(b)	16,644	1,964,991
Boston Properties Inc.	24,445	2,539,836
Developers Diversified Realty Corp.	26,037	1,454,687
Equity Residential(b)	59,683	2,528,172
General Growth Properties Inc.(b)	50,596	2,712,958
Host Hotels & Resorts Inc.	106,903	2,398,903
Kimco Realty Corp.	49,309	2,229,260
ProLogis(b)	52,261	3,467,517
Public Storage(b)	25,483	2,004,238
Simon Property Group Inc.(b)	46,606	4,660,600
Vornado Realty Trust(b)	27,238	2,978,475

		32,639,388
RETAIL—4.94%
Abercrombie & Fitch Co. Class A(b)	18,126	1,462,768
AutoNation Inc.(a)	30,947	548,381
AutoZone Inc.(a)(b)	10,604	1,231,549
Bed Bath & Beyond Inc.(a)(b)	57,966	1,977,800
Best Buy Co. Inc.(b)	82,444	3,794,073
Big Lots Inc.(a)(b)	22,438	669,550
Circuit City Stores Inc.(b)	28,318	223,995
Costco Wholesale Corp.	93,206	5,720,052
CVS Caremark Corp.	311,161	12,331,310
Darden Restaurants Inc.	30,097	1,259,860
Dillard’s Inc. Class A(b)	12,144	265,104
Family Dollar Stores Inc.(b)	30,816	818,473
Gap Inc. (The)	108,320	1,997,421
Home Depot Inc.(b)	348,406	11,302,291
Kohl’s Corp.(a)	66,845	3,832,224
Limited Brands Inc.(b)	69,970	1,601,613
Lowe’s Companies Inc.	311,416	8,725,876
Macy’s Inc.	93,710	3,028,707
McDonald’s Corp.	249,266	13,577,519
Nordstrom Inc.(b)	43,816	2,054,532
Office Depot Inc.(a)	56,980	1,174,928
OfficeMax Inc.	15,379	527,038
Penney (J.C.) Co. Inc.(b)	45,974	2,913,372
RadioShack Corp.(b)	27,254	563,068
Sears Holdings Corp.(a)(b)	16,764	2,132,381
Staples Inc.	147,665	3,173,321
Starbucks Corp.(a)	154,558	4,049,420
Target Corp.	175,667	11,167,151
Tiffany & Co.(b)	27,920	1,461,612
TJX Companies Inc. (The)	92,938	2,701,708
Walgreen Co.(b)	205,786	9,721,331

Wal-Mart Stores Inc.	501,502	21,890,562
Wendy’s International Inc.	21,496	750,425
Yum! Brands Inc.	108,944	3,685,576

		142,334,991
SAVINGS & LOANS—0.33%
Hudson City Bancorp Inc.(b)	104,226	1,602,996
Sovereign Bancorp Inc.(b)	73,334	1,249,611
Washington Mutual Inc.(b)	185,616	6,554,101

		9,406,708
SEMICONDUCTORS—2.69%
Advanced Micro Devices Inc.(a)(b)	112,353	1,483,060
Altera Corp.(b)	73,462	1,768,965
Analog Devices Inc.	68,403	2,473,452
Applied Materials Inc.	283,914	5,877,020
Broadcom Corp. Class A(a)(b)	95,840	3,492,410
Intel Corp.	1,207,152	31,216,951
KLA-Tencor Corp.(b)	40,629	2,266,286
Linear Technology Corp.(b)	50,055	1,751,424
LSI Corp.(a)(b)	158,238	1,174,126
MEMC Electronic Materials Inc.(a)	46,070	2,711,680
Microchip Technology Inc.(b)	45,195	1,641,482
Micron Technology Inc.(a)(b)	154,267	1,712,364
National Semiconductor Corp.	55,211	1,497,322
Novellus Systems Inc.(a)(b)	25,459	694,012
NVIDIA Corp.(a)(b)	114,853	4,162,273
QLogic Corp.(a)	31,492	423,567
Teradyne Inc.(a)(b)	39,725	548,205
Texas Instruments Inc.	300,020	10,977,732
Xilinx Inc.	66,604	1,741,029

		77,613,360
SOFTWARE—3.43%
Adobe Systems Inc.(a)	120,998	5,282,773
Autodesk Inc.(a)	47,291	2,363,131
Automatic Data Processing Inc.(b)	112,804	5,181,088
BMC Software Inc.(a)	41,919	1,309,130
CA Inc.(b)	83,826	2,156,005
Citrix Systems Inc.(a)	36,633	1,477,043
Compuware Corp.(a)(b)	50,433	404,473
Electronic Arts Inc.(a)(b)	63,021	3,528,546
Fidelity National Information Services Inc.	33,273	1,476,323
Fiserv Inc.(a)	35,501	1,805,581
IMS Health Inc.(b)	40,862	1,252,012
Intuit Inc.(a)	71,188	2,156,996
Microsoft Corp.	1,678,987	49,462,957
Novell Inc.(a)	72,649	555,038
Oracle Corp.(a)	818,310	17,716,412
Paychex Inc.(b)	69,300	2,841,300

		98,968,808
TELECOMMUNICATIONS—6.45%
Alltel Corp.	73,405	5,114,860
AT&T Inc.	1,269,631	53,718,088
Avaya Inc.(a)	92,122	1,562,389
CenturyTel Inc.(b)	23,396	1,081,363
Ciena Corp.(a)(b)	17,352	660,764
Cisco Systems Inc.(a)	1,262,370	41,797,071
Citizens Communications Co.(b)	67,725	969,822
Corning Inc.(b)	323,114	7,964,760
Embarq Corp.	30,493	1,695,411
JDS Uniphase Corp.(a)(b)	43,199	646,257
Juniper Networks Inc.(a)	110,611	4,049,469
Motorola Inc.	485,793	9,001,744
QUALCOMM Inc.	344,183	14,545,174
Qwest Communications International Inc.(a)(b)	328,410	3,008,236

Sprint Nextel Corp.	595,638	11,317,122
Tellabs Inc.(a)	89,351	850,622
Verizon Communications Inc.	599,469	26,544,487
Windstream Corp.	97,365	1,374,794

		185,902,433
TEXTILES—0.03%
Cintas Corp.(b)	27,820	1,032,122

		1,032,122
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	33,232	926,508
Mattel Inc.	79,486	1,864,742

		2,791,250
TRANSPORTATION—1.56%
Burlington Northern Santa Fe Corp.	64,093	5,202,429
C.H. Robinson Worldwide Inc.(b)	34,894	1,894,395
CSX Corp.	89,239	3,813,182
FedEx Corp.	63,159	6,615,905
Norfolk Southern Corp.	81,109	4,210,368
Ryder System Inc.(b)	12,552	615,048
Union Pacific Corp.	55,535	6,278,787
United Parcel Service Inc. Class B(b)	219,606	16,492,411

		45,122,525

TOTAL COMMON STOCKS
(Cost: $2,228,224,642)		2,796,735,499

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—15.52%

MONEY MARKET FUNDS—15.37%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%(c)(d)	78,468,360	78,468,360
BGI Cash Premier Fund LLC
5.37%(c)(d)(e)	364,528,140	364,528,140

		442,996,500
U.S. TREASURY OBLIGATIONS—0.15%
U.S. Treasury Bill
3.78%, 12/27/07(f)(g)	$4,400,000	4,360,369

		4,360,369

TOTAL SHORT-TERM INVESTMENTS
(Cost: $447,356,338)		447,356,869

TOTAL INVESTMENTS IN SECURITIES — 112.52%
(Cost: $2,675,580,980)		3,244,092,368
Other Assets, Less Liabilities — (12.52)%		(361,056,158)

NET ASSETS — 100.00%		$2,883,036,210

NVS Non-Voting Shares

SP ADR Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of September 30, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (December 2007)	1,124	$86,441,220	$1,555,870

			$1,555,870

See accompanying notes to schedules of investments.

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS—99.98%
Banc of America Securities LLC Tri-Party 3.85%, dated 9/28/07, due 10/1/07, maturity value $37,111,903 (collateralized by U.S government obligations, value $37,842,997, 1.63% to 5.13%, 6/30/11 to 1/15/15).	$37,100,000	$37,100,000
Credit Suisse First Boston Inc. Tri-Party 3.95%, dated 9/28/07, due 10/1/07, maturity value $37,112,212 (collateralized by U.S. government obligations, value $37,846,830, 3.38% to 11.75%, 9/15/09 to 5/15/30).	37,100,000	37,100,000
Goldman Sachs Group Inc. (The) Tri-Party 3.92%, dated 9/28/07, due 10/1/07, maturity value $37,252,165 (collateralized by U.S government obligations, value $37,985,783, 3.88%, 12/20/07).	37,240,000	37,240,000
Merrill Lynch & Co. Inc. Tri-Party 3.85%, dated 9/28/07, due 10/1/07, maturity value $20,006,417 (collateralized by U.S government obligations, value 20,401,518, 4.25%, 8/15/14).	20,000,000	20,000,000
Morgan Stanley Tri-Party 3.95%, dated 9/28/07, due 10/1/07, maturity value $37,112,212 (collateralized by U.S government obligations, value $38,030,650, 2.38% to 2.63%, 1/15/17 to 7/15/17).	37,100,000	37,100,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $168,540,000)		168,540,000

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $168,540,000)		168,540,000
Other Assets, Less Liabilities — 0.02%		37,263

NET ASSETS — 100.00%		$168,577,263

See accompanying notes to schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Except for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, the securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

The Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Master Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

FEDERAL INCOME TAXES

As of September 30, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Stock	$2,006,944,751	$223,711,021	$(64,628,121)	$159,082,900
Bond Index	143,752,961	756,789	(1,618,846)	(862,057)

CoreAlpha Bond	1,760,235,217	6,308,443	(20,575,617)	(14,267,174)

LifePath Retirement (a)	94,887,214	12,229,376	(1,409)	12,227,967

LifePath 2010 (a)	364,813,050	46,064,372	(5,257)	46,059,115
LifePath 2020 (a)	647,866,434	111,604,875	(13,457)	111,591,418
LifePath 2030 (a)	539,129,382	89,873,147	(12,074)	89,861,073
LifePath 2040 (a)	442,946,164	66,191,171	(10,313)	66,180,858
S&P 500 Index	2,720,573,783	727,826,333	(204,307,748)	523,518,585

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

FUTURES CONTRACTS

The Active Stock, Bond Index, CoreAlpha Bond and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of September 30, 2007, the Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Notes with face amounts of $1,900,000, $10,503,000 and $4,400,000, respectively, for initial margin requirements on outstanding futures contracts.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index and CoreAlpha Bond Master Portfolios may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SWAP TRANSACTIONS

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio segregates liquid assets in connection with transactions in swaps.

Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. Details of interest-rate swaps held by the Master Portfolio as of September 30, 2007 are included in its Schedule of Investments.

A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement Barclays Global Fund Advisors’ (“BGFA”), the Master Portfolios’ investment advisor, view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. Details of credit default swaps held by the Master Portfolio as of September 30, 2007 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction. As of September 30, 2007, the Master Portfolio did not hold any cash-settled credit default swap contracts.

The Master Portfolio may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of September 30, 2007 are included in its Schedule of Investments.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. Details of short positions held by the Master Portfolio as of September 30, 2007 are included in its Schedule of Investments.

2. TRANSACTIONS WITH AFFILIATES

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which Barclays Global Investors, N.A. is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

Each Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the three quarters ended September 30, 2007.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
LifePath Retirement
iShares Cohen & Steers Realty Majors Index Fund	70	32	19	83	$7,782,467	$180,748	$297,925
iShares Lehman TIPS Bond Fund	265	35	21	279	28,470,648	777,226	(76,758)
iShares MSCI Canada Index Fund	—	62	—	62	2,044,150	—	—
iShares MSCI EAFE Index Fund	343	76	108	311	25,698,374	—	1,825,941
iShares MSCI Emerging Markets Index Fund	—	38	—	38	5,596,887	—	—
iShares S&P MidCap 400 Index Fund	119	14	10	123	10,856,565	100,919	101,109
iShares S&P SmallCap 600 Index Fund	75	11	9	77	5,402,541	39,035	102,089
LifePath 2010
iShares Cohen & Steers Realty Majors Index Fund	243	122	40	325	30,335,923	648,803	647,600
iShares Lehman TIPS Bond Fund	693	112	23	782	79,814,031	2,105,888	(84,022)

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares MSCI Canada Index Fund	—	239	—	239	7,869,927	—	—
iShares MSCI EAFE Index Fund	1,234	325	413	1,146	94,647,479	—	8,092,790
iShares MSCI Emerging Markets Index Fund	—	140	—	140	20,888,757	—	—
iShares S&P MidCap 400 Index Fund	408	72	39	441	38,787,258	359,687	439,664
iShares S&P SmallCap 600 Index Fund	253	65	39	279	19,420,781	136,617	443,487
LifePath 2020
iShares Cohen & Steers Realty Majors Index Fund	575	335	35	875	81,564,037	1,602,758	693,583
iShares Lehman TIPS Bond Fund	751	158	47	862	88,048,273	2,318,585	(144,074)
iShares MSCI Canada Index Fund	—	615	—	615	20,236,982	—	—
iShares MSCI EAFE Index Fund	3,022	852	965	2,909	240,264,964	—	17,959,284
iShares MSCI Emerging Markets Index Fund	—	359	—	359	53,471,183	—	—
iShares S&P MidCap 400 Index Fund	968	158	46	1,080	95,091,799	855,450	458,401
iShares S&P SmallCap 600 Index Fund	611	118	52	677	47,174,367	324,651	308,533
LifePath 2030
iShares Cohen & Steers Realty Majors Index Fund	485	314	3	796	74,164,465	1,422,033	30,816
iShares Lehman TIPS Bond Fund	278	81	16	343	35,077,812	887,208	(58,017)
iShares MSCI Canada Index Fund	—	544	—	544	17,886,227	—	—
iShares MSCI EAFE Index Fund	2,596	905	850	2,651	218,931,719	—	15,144,249
iShares MSCI Emerging Markets Index Fund	—	322	—	322	47,974,126	—	—
iShares S&P MidCap 400 Index Fund	811	195	40	966	85,038,074	742,181	284,359
iShares S&P SmallCap 600 Index Fund	513	133	48	598	41,728,663	283,112	417,428
LifePath 2040
iShares Cohen & Steers Realty Majors Index Fund	393	279	6	666	62,077,475	1,187,266	62,260
iShares Lehman Aggregate Bond Fund	—	3	3	—	—	1,175	(442)
iShares MSCI Canada Index Fund	—	466	—	466	15,331,056	—	—
iShares MSCI EAFE Index Fund	2,127	861	746	2,242	185,177,186	—	12,697,592
iShares MSCI Emerging Markets Index Fund	—	275	—	275	40,977,980	—	—
iShares S&P MidCap 400 Index Fund	657	176	42	791	69,682,330	610,955	288,180
iShares S&P SmallCap 600 Index Fund	425	111	49	487	33,946,238	232,467	355,580

3. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the nine months ended September 30, 2007, the Master Portfolios received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investments, have remaining maturities of 397 calendar days or less than from the date of acquisition.

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Investment Portfolio

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date:	November 29, 2007

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	November 29, 2007